Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (55.7%)
U.S. Government Securities (54.6%)
United States Treasury Note/Bond	6.500%	11/15/26	11,325	13,282
United States Treasury Note/Bond	0.500%	4/30/27	31,100	28,199
United States Treasury Note/Bond	2.375%	5/15/27	239,702	238,616
United States Treasury Note/Bond	0.500%	5/31/27	339,270	306,933
United States Treasury Note/Bond	0.500%	6/30/27	213,640	193,044
United States Treasury Note/Bond	0.375%	7/31/27	487,075	436,693
United States Treasury Note/Bond	2.250%	8/15/27	449,091	444,108
United States Treasury Note/Bond	0.500%	8/31/27	503,440	453,253
United States Treasury Note/Bond	0.375%	9/30/27	287,465	256,563
United States Treasury Note/Bond	0.500%	10/31/27	288,055	258,619
United States Treasury Note/Bond	2.250%	11/15/27	530,965	524,660
United States Treasury Note/Bond	0.625%	11/30/27	556,940	502,638
United States Treasury Note/Bond	0.625%	12/31/27	352,780	317,998
United States Treasury Note/Bond	0.750%	1/31/28	217,425	197,177
United States Treasury Note/Bond	2.750%	2/15/28	514,955	522,840
United States Treasury Note/Bond	1.125%	2/29/28	611,675	567,138
United States Treasury Note/Bond	1.250%	3/31/28	349,000	325,497
United States Treasury Note/Bond	1.250%	4/30/28	368,784	343,545
United States Treasury Note/Bond	2.875%	5/15/28	553,253	566,133
United States Treasury Note/Bond	1.250%	5/31/28	423,640	394,382
United States Treasury Note/Bond	1.250%	6/30/28	339,160	315,525
United States Treasury Note/Bond	1.000%	7/31/28	298,538	273,162
United States Treasury Note/Bond	2.875%	8/15/28	604,945	619,691
United States Treasury Note/Bond	5.500%	8/15/28	12,735	15,000
United States Treasury Note/Bond	1.125%	8/31/28	447,720	412,532
United States Treasury Note/Bond	1.250%	9/30/28	322,310	299,094
United States Treasury Note/Bond	1.375%	10/31/28	304,720	284,818
United States Treasury Note/Bond	3.125%	11/15/28	566,503	589,694
United States Treasury Note/Bond	5.250%	11/15/28	10,000	11,703
United States Treasury Note/Bond	1.500%	11/30/28	349,113	328,875
United States Treasury Note/Bond	1.375%	12/31/28	302,070	282,341
United States Treasury Note/Bond	1.750%	1/31/29	56,635	54,237
United States Treasury Note/Bond	2.625%	2/15/29	623,611	631,016
United States Treasury Note/Bond	5.250%	2/15/29	15,235	17,927
United States Treasury Note/Bond	1.875%	2/28/29	343,675	331,754
United States Treasury Note/Bond	2.375%	3/31/29	127,625	127,246
United States Treasury Note/Bond	2.375%	5/15/29	576,926	575,304
United States Treasury Note/Bond	1.625%	8/15/29	438,744	416,053
United States Treasury Note/Bond	6.125%	8/15/29	6,500	8,129
United States Treasury Note/Bond	1.750%	11/15/29	418,914	400,783
United States Treasury Note/Bond	1.500%	2/15/30	268,071	251,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.625%	5/15/30	717,051	625,067
	United States Treasury Note/Bond	6.250%	5/15/30	43,200	55,512
	United States Treasury Note/Bond	0.625%	8/15/30	922,357	801,010
	United States Treasury Note/Bond	0.875%	11/15/30	939,617	832,295
	United States Treasury Note/Bond	1.125%	2/15/31	819,613	740,213
	United States Treasury Note/Bond	5.375%	2/15/31	56,796	70,516
	United States Treasury Note/Bond	1.625%	5/15/31	873,188	822,298
	United States Treasury Note/Bond	1.250%	8/15/31	780,805	709,801
	United States Treasury Note/Bond	1.375%	11/15/31	868,364	796,859
	United States Treasury Note/Bond	1.875%	2/15/32	635,975	610,635
					19,201,683
Agency Bonds and Notes (1.1%)
	Federal Home Loan Banks	3.250%	6/9/28	24,100	25,044
	Federal Home Loan Banks	3.250%	11/16/28	40,125	41,873
[1,2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,235	10,558
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,514	12,633
[2]	Federal National Mortgage Assn.	0.750%	10/8/27	47,930	43,581
[2]	Federal National Mortgage Assn.	6.250%	5/15/29	35,504	44,005
[2]	Federal National Mortgage Assn.	7.125%	1/15/30	28,000	36,999
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	41,160	55,131
[2]	Federal National Mortgage Assn.	0.875%	8/5/30	52,200	45,597
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	35,114	45,970
[1]	Private Export Funding Corp.	1.400%	7/15/28	7,425	6,753
	Tennessee Valley Authority	7.125%	5/1/30	3,970	5,235
	Tennessee Valley Authority	1.500%	9/15/31	4,100	3,672
					377,051
Total U.S. Government and Agency Obligations (Cost $20,821,945)					19,578,734
Corporate Bonds (38.9%)
Communications (3.2%)
	Activision Blizzard Inc.	3.400%	6/15/27	3,476	3,531
	Activision Blizzard Inc.	1.350%	9/15/30	6,555	5,687
	Alphabet Inc.	0.800%	8/15/27	7,148	6,468
	Alphabet Inc.	1.100%	8/15/30	12,863	11,231
	America Movil SAB de CV	3.625%	4/22/29	11,112	11,199
	America Movil SAB de CV	2.875%	5/7/30	3,468	3,313
	AT&T Inc.	3.800%	2/15/27	258	264
	AT&T Inc.	2.300%	6/1/27	16,805	16,038
	AT&T Inc.	1.650%	2/1/28	18,690	17,024
[1]	AT&T Inc.	4.100%	2/15/28	7,842	8,148
	AT&T Inc.	4.350%	3/1/29	25,068	26,476
[1]	AT&T Inc.	4.300%	2/15/30	19,544	20,665
	AT&T Inc.	2.750%	6/1/31	12,330	11,550
	AT&T Inc.	2.250%	2/1/32	16,365	14,504
	AT&T Inc.	2.550%	12/1/33	4,800	4,270
	Baidu Inc.	1.720%	4/9/26	57	52
	Baidu Inc.	3.625%	7/6/27	5,990	5,927
	Baidu Inc.	4.375%	3/29/28	3,790	3,845
	Baidu Inc.	4.875%	11/14/28	4,463	4,657
	Baidu Inc.	3.425%	4/7/30	3,705	3,563
	Baidu Inc.	2.375%	8/23/31	6,200	5,408
	Booking Holdings Inc.	3.550%	3/15/28	4,535	4,585
	Booking Holdings Inc.	4.625%	4/13/30	12,346	13,407
	British Telecommunications plc	5.125%	12/4/28	2,967	3,127
	British Telecommunications plc	9.625%	12/15/30	22,355	30,546
	Charter Communications Operating LLC	3.750%	2/15/28	9,189	9,106
	Charter Communications Operating LLC	4.200%	3/15/28	11,462	11,575

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC	2.250%	1/15/29	10,300	9,295
	Charter Communications Operating LLC	5.050%	3/30/29	11,361	12,031
	Charter Communications Operating LLC	2.800%	4/1/31	12,741	11,514
	Charter Communications Operating LLC	2.300%	2/1/32	8,000	6,836
	Comcast Corp.	3.300%	4/1/27	5,015	5,081
	Comcast Corp.	3.150%	2/15/28	15,277	15,244
	Comcast Corp.	4.150%	10/15/28	33,588	35,305
	Comcast Corp.	2.650%	2/1/30	14,480	13,914
	Comcast Corp.	3.400%	4/1/30	11,442	11,586
	Comcast Corp.	4.250%	10/15/30	9,475	10,103
	Comcast Corp.	1.950%	1/15/31	11,925	10,768
	Comcast Corp.	1.500%	2/15/31	14,861	12,943
	Deutsche Telekom International Finance BV	8.750%	6/15/30	29,701	39,920
	Discovery Communications LLC	3.950%	3/20/28	14,763	14,755
	Discovery Communications LLC	4.125%	5/15/29	4,657	4,709
	Discovery Communications LLC	3.625%	5/15/30	7,688	7,469
	Electronic Arts Inc.	1.850%	2/15/31	6,041	5,318
	Expedia Group Inc.	4.625%	8/1/27	7,809	8,127
	Expedia Group Inc.	3.800%	2/15/28	5,423	5,397
	Expedia Group Inc.	3.250%	2/15/30	12,751	12,167
	Expedia Group Inc.	2.950%	3/15/31	5,162	4,790
	Fox Corp.	4.709%	1/25/29	15,446	16,479
	Fox Corp.	3.500%	4/8/30	5,448	5,401
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,009	4,196
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,509	5,907
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	4,315	3,906
	Koninklijke KPN NV	8.375%	10/1/30	4,825	6,207
[3]	Magallanes Inc.	4.054%	3/15/29	9,600	9,647
[3]	Magallanes Inc.	4.279%	3/15/32	39,000	39,220
	Omnicom Group Inc.	2.450%	4/30/30	4,476	4,148
	Omnicom Group Inc.	4.200%	6/1/30	4,010	4,195
	Omnicom Group Inc.	2.600%	8/1/31	5,122	4,737
	Orange SA	9.000%	3/1/31	18,305	25,430
	Paramount Global	3.375%	2/15/28	4,805	4,716
	Paramount Global	3.700%	6/1/28	5,965	5,933
	Paramount Global	4.200%	6/1/29	4,772	4,859
	Paramount Global	7.875%	7/30/30	3,098	3,899
	Paramount Global	4.950%	1/15/31	13,573	14,428
[3]	Rogers Communications Inc.	3.800%	3/15/32	3,000	2,977
	TCI Communications Inc.	7.125%	2/15/28	1,916	2,278
	Telefonica Europe BV	8.250%	9/15/30	9,940	12,988
	TELUS Corp.	3.700%	9/15/27	1,736	1,773
	Tencent Music Entertainment Group	2.000%	9/3/30	3,795	3,143
	T-Mobile USA Inc.	3.750%	4/15/27	33,646	33,889
	T-Mobile USA Inc.	2.050%	2/15/28	15,527	14,226
[3]	T-Mobile USA Inc.	2.400%	3/15/29	1,970	1,803
	T-Mobile USA Inc.	3.875%	4/15/30	58,506	58,752
	T-Mobile USA Inc.	2.550%	2/15/31	24,238	21,980
[3]	T-Mobile USA Inc.	2.700%	3/15/32	8,000	7,283
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	2,402	3,095
	VeriSign Inc.	2.700%	6/15/31	6,375	5,845
	Verizon Communications Inc.	2.100%	3/22/28	24,532	22,900
	Verizon Communications Inc.	4.329%	9/21/28	36,029	38,030
	Verizon Communications Inc.	3.875%	2/8/29	3,571	3,716
	Verizon Communications Inc.	4.016%	12/3/29	32,325	33,578
	Verizon Communications Inc.	3.150%	3/22/30	15,927	15,652
	Verizon Communications Inc.	1.500%	9/18/30	3,050	2,649
	Verizon Communications Inc.	1.680%	10/30/30	9,600	8,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	1.750%	1/20/31	18,408	16,067
	Verizon Communications Inc.	2.550%	3/21/31	36,155	33,592
[3]	Verizon Communications Inc.	2.355%	3/15/32	34,675	31,350
	Vodafone Group plc	4.375%	5/30/28	24,070	25,233
	Vodafone Group plc	7.875%	2/15/30	5,750	7,320
	Walt Disney Co.	2.200%	1/13/28	8,753	8,343
	Walt Disney Co.	2.000%	9/1/29	15,896	14,717
	Walt Disney Co.	3.800%	3/22/30	11,924	12,418
	Walt Disney Co.	2.650%	1/13/31	17,899	17,099
	Weibo Corp.	3.375%	7/8/30	5,210	4,445
					1,142,278
Consumer Discretionary (2.6%)
	Advance Auto Parts Inc.	3.900%	4/15/30	7,450	7,443
	Alibaba Group Holding Ltd.	3.400%	12/6/27	22,061	21,642
	Alibaba Group Holding Ltd.	2.125%	2/9/31	10,499	9,123
	Amazon.com Inc.	1.200%	6/3/27	9,115	8,427
	Amazon.com Inc.	3.150%	8/22/27	27,026	27,420
	Amazon.com Inc.	1.650%	5/12/28	15,385	14,294
	Amazon.com Inc.	1.500%	6/3/30	15,006	13,433
	Amazon.com Inc.	2.100%	5/12/31	24,150	22,456
[1]	American Honda Finance Corp.	2.000%	3/24/28	8,863	8,230
[1]	American Honda Finance Corp.	2.250%	1/12/29	2,000	1,865
[1]	American Honda Finance Corp.	1.800%	1/13/31	4,775	4,227
	Aptiv plc	4.350%	3/15/29	1,950	2,010
	Aptiv plc	3.250%	3/1/32	3,000	2,843
	AutoNation Inc.	3.800%	11/15/27	5,677	5,683
	AutoNation Inc.	4.750%	6/1/30	3,085	3,219
	AutoNation Inc.	2.400%	8/1/31	2,971	2,589
	AutoNation Inc.	3.850%	3/1/32	5,500	5,321
	AutoZone Inc.	3.750%	6/1/27	5,681	5,824
	AutoZone Inc.	3.750%	4/18/29	4,839	4,887
	AutoZone Inc.	4.000%	4/15/30	6,826	7,004
	AutoZone Inc.	1.650%	1/15/31	4,850	4,139
	Best Buy Co. Inc.	4.450%	10/1/28	4,691	4,924
	Best Buy Co. Inc.	1.950%	10/1/30	2,523	2,215
	BorgWarner Inc.	2.650%	7/1/27	10,000	9,671
	Brunswick Corp.	2.400%	8/18/31	3,073	2,607
	Choice Hotels International Inc.	3.700%	12/1/29	233	231
[3]	Daimler Finance North America LLC	3.100%	8/15/29	12,500	12,142
	Daimler Finance North America LLC	8.500%	1/18/31	3,750	5,051
[3]	Daimler Finance North America LLC	2.450%	3/2/31	3,000	2,743
	Darden Restaurants Inc.	3.850%	5/1/27	4,225	4,292
	Dick's Sporting Goods Inc.	3.150%	1/15/32	4,040	3,703
	DR Horton Inc.	1.400%	10/15/27	5,259	4,697
	eBay Inc.	3.600%	6/5/27	6,482	6,583
	eBay Inc.	2.700%	3/11/30	8,528	8,034
	eBay Inc.	2.600%	5/10/31	6,050	5,574
[1]	Emory University	2.143%	9/1/30	3,675	3,449
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,503	5,298
	Fortune Brands Home & Security Inc.	4.000%	3/25/32	3,500	3,504
	General Motors Co.	4.200%	10/1/27	6,382	6,426
	General Motors Co.	6.800%	10/1/27	6,745	7,613
	General Motors Co.	5.000%	10/1/28	9,620	10,041
	General Motors Financial Co. Inc.	2.700%	8/20/27	4,643	4,367
	General Motors Financial Co. Inc.	3.850%	1/5/28	5,770	5,692
	General Motors Financial Co. Inc.	2.400%	4/10/28	5,499	4,995
	General Motors Financial Co. Inc.	2.400%	10/15/28	4,438	3,990
	General Motors Financial Co. Inc.	5.650%	1/17/29	2,915	3,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	3.600%	6/21/30	9,148	8,743
	General Motors Financial Co. Inc.	2.350%	1/8/31	1,442	1,246
	General Motors Financial Co. Inc.	2.700%	6/10/31	2,050	1,805
	General Motors Financial Co. Inc.	3.100%	1/12/32	16,775	15,095
	Genuine Parts Co.	1.875%	11/1/30	3,725	3,227
	Hasbro Inc.	3.500%	9/15/27	2,077	2,056
	Hasbro Inc.	3.900%	11/19/29	11,031	11,076
	Home Depot Inc.	2.500%	4/15/27	7,950	7,806
	Home Depot Inc.	2.800%	9/14/27	7,481	7,435
	Home Depot Inc.	0.900%	3/15/28	3,065	2,716
	Home Depot Inc.	1.500%	9/15/28	11,079	10,098
	Home Depot Inc.	3.900%	12/6/28	6,922	7,253
	Home Depot Inc.	2.950%	6/15/29	9,706	9,615
	Home Depot Inc.	2.700%	4/15/30	14,205	13,760
	Home Depot Inc.	1.375%	3/15/31	11,827	10,197
	Home Depot Inc.	1.875%	9/15/31	8,630	7,710
	Home Depot Inc.	3.250%	4/15/32	7,700	7,701
	Honda Motor Co. Ltd.	2.967%	3/10/32	10,000	9,675
	Hyatt Hotels Corp.	4.375%	9/15/28	5,230	5,232
	Hyatt Hotels Corp.	5.750%	4/23/30	3,950	4,359
	JD.com Inc.	3.875%	4/29/26	104	103
	JD.com Inc.	3.375%	1/14/30	5,575	5,265
	Kohl's Corp.	3.375%	5/1/31	3,500	3,358
	Las Vegas Sands Corp.	3.900%	8/8/29	6,550	6,003
	Lear Corp.	3.800%	9/15/27	2,717	2,724
	Lear Corp.	4.250%	5/15/29	3,000	3,040
	Lear Corp.	3.500%	5/30/30	3,600	3,465
	Leggett & Platt Inc.	3.500%	11/15/27	4,100	4,076
	Leggett & Platt Inc.	4.400%	3/15/29	4,852	5,052
	Leland Stanford Junior University	1.289%	6/1/27	4,328	3,985
	Lennar Corp.	5.000%	6/15/27	459	482
	Lennar Corp.	4.750%	11/29/27	11,767	12,270
	Lowe's Cos. Inc.	3.350%	4/1/27	4,000	4,028
	Lowe's Cos. Inc.	3.100%	5/3/27	8,891	8,823
	Lowe's Cos. Inc.	1.300%	4/15/28	8,095	7,220
	Lowe's Cos. Inc.	1.700%	9/15/28	5,100	4,621
	Lowe's Cos. Inc.	3.650%	4/5/29	19,043	19,331
	Lowe's Cos. Inc.	4.500%	4/15/30	6,635	7,093
	Lowe's Cos. Inc.	1.700%	10/15/30	10,683	9,333
	Lowe's Cos. Inc.	2.625%	4/1/31	13,239	12,393
	Lowe's Cos. Inc.	3.750%	4/1/32	4,000	4,046
	Magna International Inc.	2.450%	6/15/30	3,215	2,963
[1]	Marriott International Inc.	4.000%	4/15/28	5,974	6,015
[1]	Marriott International Inc.	4.625%	6/15/30	7,245	7,562
[1]	Marriott International Inc.	2.850%	4/15/31	11,373	10,396
	Masco Corp.	3.500%	11/15/27	4,559	4,531
	Masco Corp.	1.500%	2/15/28	5,195	4,585
	Masco Corp.	2.000%	10/1/30	2,849	2,471
	Masco Corp.	2.000%	2/15/31	3,315	2,876
[1]	McDonald's Corp.	3.500%	7/1/27	9,785	9,958
[1]	McDonald's Corp.	3.800%	4/1/28	6,893	7,110
[1]	McDonald's Corp.	2.625%	9/1/29	8,536	8,148
[1]	McDonald's Corp.	2.125%	3/1/30	5,753	5,267
[1]	McDonald's Corp.	3.600%	7/1/30	7,740	7,875
	MDC Holdings Inc.	2.500%	1/15/31	3,962	3,465
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	4,395
	NIKE Inc.	2.850%	3/27/30	10,997	10,856
	NVR Inc.	3.000%	5/15/30	4,919	4,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	O'Reilly Automotive Inc.	3.600%	9/1/27	7,940	8,039
	O'Reilly Automotive Inc.	4.350%	6/1/28	886	921
	O'Reilly Automotive Inc.	3.900%	6/1/29	3,318	3,372
	O'Reilly Automotive Inc.	4.200%	4/1/30	8,320	8,623
	Owens Corning	3.950%	8/15/29	4,175	4,247
	Owens Corning	3.875%	6/1/30	2,119	2,141
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	6,632
	Ross Stores Inc.	1.875%	4/15/31	3,000	2,612
	Sands China Ltd.	5.400%	8/8/28	16,900	16,640
[3]	Sands China Ltd.	3.100%	3/8/29	2,800	2,367
	Sands China Ltd.	4.375%	6/18/30	6,120	5,566
[3]	Sands China Ltd.	3.250%	8/8/31	4,752	3,858
	Stanley Black & Decker Inc.	4.250%	11/15/28	5,544	5,807
	Stanley Black & Decker Inc.	2.300%	3/15/30	4,693	4,358
	Starbucks Corp.	3.500%	3/1/28	6,308	6,361
	Starbucks Corp.	4.000%	11/15/28	5,810	6,007
	Starbucks Corp.	3.550%	8/15/29	1,839	1,852
	Starbucks Corp.	2.250%	3/12/30	8,674	7,939
	Starbucks Corp.	2.550%	11/15/30	9,320	8,673
	Starbucks Corp.	3.000%	2/14/32	5,000	4,778
	Steelcase Inc.	5.125%	1/18/29	4,075	4,266
	Tapestry Inc.	4.125%	7/15/27	1,163	1,180
	Tapestry Inc.	3.050%	3/15/32	3,200	2,929
	TJX Cos. Inc.	1.150%	5/15/28	5,086	4,526
	TJX Cos. Inc.	3.875%	4/15/30	5,555	5,791
	Toll Brothers Finance Corp.	4.350%	2/15/28	2,120	2,137
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,000	2,906
	Toyota Motor Corp.	3.669%	7/20/28	1,678	1,713
	Toyota Motor Corp.	2.760%	7/2/29	4,199	4,074
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,170	4,669
[1]	Toyota Motor Credit Corp.	3.050%	1/11/28	5,207	5,170
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	3,464	3,219
	Toyota Motor Credit Corp.	3.650%	1/8/29	3,730	3,825
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	7,352	6,812
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	9,915	9,949
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	4,800	4,216
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,615	4,983
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	3,300	3,047
	Tractor Supply Co.	1.750%	11/1/30	5,500	4,727
	VF Corp.	2.800%	4/23/27	4,600	4,546
	VF Corp.	2.950%	4/23/30	7,565	7,207
	Whirlpool Corp.	4.750%	2/26/29	9,823	10,528
	Whirlpool Corp.	2.400%	5/15/31	1,238	1,131
[1]	Yale University	1.482%	4/15/30	7,560	6,826
					910,836
Consumer Staples (2.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,550	5,466
	Altria Group Inc.	2.625%	9/16/26	4,757	4,595
	Altria Group Inc.	4.800%	2/14/29	4,316	4,533
	Altria Group Inc.	3.400%	5/6/30	7,751	7,462
	Altria Group Inc.	2.450%	2/4/32	15,900	13,825
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	15,200	15,779
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	35,179	38,144
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	22,605	22,952
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	2,835	3,151
	Archer-Daniels-Midland Co.	3.250%	3/27/30	8,517	8,585
	Archer-Daniels-Midland Co.	2.900%	3/1/32	4,000	3,914
	Avery Dennison Corp.	4.875%	12/6/28	4,045	4,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Avery Dennison Corp.	2.650%	4/30/30	5,789	5,379
	BAT Capital Corp.	4.700%	4/2/27	7,420	7,602
	BAT Capital Corp.	3.557%	8/15/27	19,604	19,077
	BAT Capital Corp.	2.259%	3/25/28	12,841	11,544
	BAT Capital Corp.	3.462%	9/6/29	4,604	4,336
	BAT Capital Corp.	4.906%	4/2/30	4,096	4,214
	BAT Capital Corp.	2.726%	3/25/31	17,720	15,634
	BAT Capital Corp.	4.742%	3/16/32	7,000	7,043
	BAT International Finance plc	4.448%	3/16/28	5,550	5,563
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	4,617	4,645
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	8,568	7,867
	Campbell Soup Co.	4.150%	3/15/28	3,095	3,177
	Campbell Soup Co.	2.375%	4/24/30	6,965	6,356
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,095	3,094
	Clorox Co.	3.100%	10/1/27	5,440	5,403
	Clorox Co.	3.900%	5/15/28	200	205
	Clorox Co.	1.800%	5/15/30	6,100	5,356
	Coca-Cola Co.	2.900%	5/25/27	3,389	3,386
	Coca-Cola Co.	1.450%	6/1/27	6,396	6,009
	Coca-Cola Co.	1.500%	3/5/28	7,030	6,477
	Coca-Cola Co.	1.000%	3/15/28	15,418	13,820
	Coca-Cola Co.	2.125%	9/6/29	3,841	3,617
	Coca-Cola Co.	3.450%	3/25/30	9,831	10,084
	Coca-Cola Co.	1.650%	6/1/30	13,794	12,370
	Coca-Cola Co.	2.000%	3/5/31	2,950	2,697
	Coca-Cola Co.	1.375%	3/15/31	14,713	12,745
	Coca-Cola Co.	2.250%	1/5/32	10,000	9,335
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	8,700	8,320
	Conagra Brands Inc.	1.375%	11/1/27	9,654	8,582
	Conagra Brands Inc.	4.850%	11/1/28	11,716	12,423
	Constellation Brands Inc.	3.500%	5/9/27	7,583	7,631
	Constellation Brands Inc.	3.600%	2/15/28	4,007	3,995
	Constellation Brands Inc.	4.650%	11/15/28	5,728	6,047
	Constellation Brands Inc.	3.150%	8/1/29	6,308	6,090
	Constellation Brands Inc.	2.875%	5/1/30	901	846
	Constellation Brands Inc.	2.250%	8/1/31	11,224	9,905
	Costco Wholesale Corp.	3.000%	5/18/27	14,221	14,311
	Costco Wholesale Corp.	1.375%	6/20/27	5,212	4,848
	Costco Wholesale Corp.	1.600%	4/20/30	18,824	16,879
	Diageo Capital plc	3.875%	5/18/28	4,188	4,327
	Diageo Capital plc	2.375%	10/24/29	8,450	7,997
	Diageo Capital plc	2.000%	4/29/30	2,285	2,093
	Dollar General Corp.	3.875%	4/15/27	6,901	7,106
	Dollar General Corp.	4.125%	5/1/28	3,800	3,929
	Dollar General Corp.	3.500%	4/3/30	13,039	12,990
	Dollar Tree Inc.	4.200%	5/15/28	8,552	8,872
	Dollar Tree Inc.	2.650%	12/1/31	6,310	5,769
	Estee Lauder Cos. Inc.	2.375%	12/1/29	5,441	5,183
	Estee Lauder Cos. Inc.	2.600%	4/15/30	7,847	7,557
	Estee Lauder Cos. Inc.	1.950%	3/15/31	5,037	4,574
	Flowers Foods Inc.	2.400%	3/15/31	3,620	3,246
	General Mills Inc.	4.200%	4/17/28	5,998	6,263
	General Mills Inc.	2.875%	4/15/30	7,515	7,213
	General Mills Inc.	2.250%	10/14/31	3,254	2,920
[3]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	8,000	7,920
[3]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	15,000	15,006
	Hershey Co.	2.450%	11/15/29	2,365	2,280
	Hershey Co.	1.700%	6/1/30	2,560	2,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hormel Foods Corp.	1.700%	6/3/28	3,250	2,997
	Hormel Foods Corp.	1.800%	6/11/30	10,807	9,682
	Ingredion Inc.	2.900%	6/1/30	5,666	5,339
	J M Smucker Co.	3.375%	12/15/27	2,139	2,143
	J M Smucker Co.	2.375%	3/15/30	6,055	5,540
	Kellogg Co.	3.400%	11/15/27	6,449	6,462
	Kellogg Co.	4.300%	5/15/28	2,715	2,838
	Kellogg Co.	2.100%	6/1/30	2,950	2,654
[1]	Kellogg Co.	7.450%	4/1/31	1,932	2,471
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,642	4,658
	Keurig Dr Pepper Inc.	4.597%	5/25/28	14,836	15,689
	Keurig Dr Pepper Inc.	3.200%	5/1/30	5,731	5,572
	Keurig Dr Pepper Inc.	2.250%	3/15/31	5,060	4,551
	Kimberly-Clark Corp.	1.050%	9/15/27	6,557	5,960
	Kimberly-Clark Corp.	3.950%	11/1/28	2,707	2,838
	Kimberly-Clark Corp.	3.200%	4/25/29	5,700	5,759
	Kimberly-Clark Corp.	3.100%	3/26/30	6,322	6,331
	Kimberly-Clark Corp.	2.000%	11/2/31	5,000	4,559
	Kraft Heinz Foods Co.	3.875%	5/15/27	9,200	9,343
	Kraft Heinz Foods Co.	3.750%	4/1/30	8,000	8,013
	Kraft Heinz Foods Co.	4.250%	3/1/31	7,950	8,204
	Kroger Co.	3.700%	8/1/27	1,999	2,052
	Kroger Co.	4.500%	1/15/29	3,093	3,297
[1]	Kroger Co.	7.700%	6/1/29	1,000	1,269
	Kroger Co.	2.200%	5/1/30	9,668	8,846
	Kroger Co.	1.700%	1/15/31	3,630	3,161
	McCormick & Co. Inc.	3.400%	8/15/27	10,278	10,347
	McCormick & Co. Inc.	2.500%	4/15/30	4,325	4,015
	McCormick & Co. Inc.	1.850%	2/15/31	2,036	1,774
	Mondelez International Inc.	2.750%	4/13/30	7,368	7,045
	Mondelez International Inc.	1.500%	2/4/31	5,153	4,409
	Mondelez International Inc.	3.000%	3/17/32	2,500	2,413
	PepsiCo Inc.	3.000%	10/15/27	11,864	11,955
	PepsiCo Inc.	7.000%	3/1/29	700	874
	PepsiCo Inc.	2.625%	7/29/29	6,905	6,770
	PepsiCo Inc.	2.750%	3/19/30	8,810	8,636
	PepsiCo Inc.	1.625%	5/1/30	16,105	14,497
	PepsiCo Inc.	1.950%	10/21/31	11,075	10,109
	Philip Morris International Inc.	3.125%	8/17/27	3,020	2,999
	Philip Morris International Inc.	3.125%	3/2/28	5,233	5,156
	Philip Morris International Inc.	3.375%	8/15/29	5,768	5,742
	Philip Morris International Inc.	2.100%	5/1/30	8,244	7,423
	Philip Morris International Inc.	1.750%	11/1/30	2,747	2,382
	Procter & Gamble Co.	3.000%	3/25/30	8,064	8,107
	Procter & Gamble Co.	1.200%	10/29/30	16,731	14,577
	Procter & Gamble Co.	1.950%	4/23/31	4,008	3,713
	Procter & Gamble Co.	2.300%	2/1/32	3,000	2,858
	Sysco Corp.	3.250%	7/15/27	9,367	9,326
	Sysco Corp.	2.400%	2/15/30	6,275	5,827
	Sysco Corp.	5.950%	4/1/30	7,326	8,508
	Sysco Corp.	2.450%	12/14/31	3,000	2,763
	Target Corp.	3.375%	4/15/29	7,890	8,148
	Target Corp.	2.350%	2/15/30	4,742	4,521
	Target Corp.	2.650%	9/15/30	2	2
	Tyson Foods Inc.	3.550%	6/2/27	5,904	5,961
	Tyson Foods Inc.	4.350%	3/1/29	9,268	9,746
	Unilever Capital Corp.	2.900%	5/5/27	7,795	7,748
	Unilever Capital Corp.	2.125%	9/6/29	10,234	9,590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	1.375%	9/14/30	4,998	4,322
	Unilever Capital Corp.	1.750%	8/12/31	7,515	6,651
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,065	3,966
	Walmart Inc.	3.700%	6/26/28	22,797	23,829
	Walmart Inc.	1.500%	9/22/28	6,000	5,514
	Walmart Inc.	3.250%	7/8/29	10,598	10,918
	Walmart Inc.	2.375%	9/24/29	10,818	10,475
	Walmart Inc.	1.800%	9/22/31	4,150	3,778
					964,811
Energy (2.7%)
	Baker Hughes Holdings LLC	3.337%	12/15/27	9,166	9,126
	Baker Hughes Holdings LLC	3.138%	11/7/29	5,150	5,032
	Baker Hughes Holdings LLC	4.486%	5/1/30	7,375	7,883
	Boardwalk Pipelines LP	4.450%	7/15/27	2,715	2,776
	Boardwalk Pipelines LP	4.800%	5/3/29	3,165	3,291
	Boardwalk Pipelines LP	3.400%	2/15/31	2,833	2,682
	BP Capital Markets America Inc.	3.543%	4/6/27	9,394	9,511
[1]	BP Capital Markets America Inc.	3.588%	4/14/27	7,253	7,357
	BP Capital Markets America Inc.	3.937%	9/21/28	10,672	11,040
	BP Capital Markets America Inc.	4.234%	11/6/28	14,565	15,302
	BP Capital Markets America Inc.	3.633%	4/6/30	12,457	12,651
	BP Capital Markets America Inc.	1.749%	8/10/30	4,720	4,180
	BP Capital Markets America Inc.	2.721%	1/12/32	15,885	14,970
	BP Capital Markets plc	3.279%	9/19/27	11,160	11,268
	BP Capital Markets plc	3.723%	11/28/28	5,477	5,587
	Burlington Resources LLC	7.200%	8/15/31	600	783
	Canadian Natural Resources Ltd.	3.850%	6/1/27	13,291	13,448
	Canadian Natural Resources Ltd.	2.950%	7/15/30	6,566	6,207
	Cenovus Energy Inc.	4.250%	4/15/27	9,920	10,250
	Cenovus Energy Inc.	4.400%	4/15/29	7,385	7,666
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	12,907	13,762
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	12,617	12,577
	Chevron Corp.	1.995%	5/11/27	6,175	5,932
	Chevron Corp.	2.236%	5/11/30	15,075	14,254
	Chevron USA Inc.	1.018%	8/12/27	5,150	4,676
	Chevron USA Inc.	3.850%	1/15/28	5,262	5,478
	Chevron USA Inc.	3.250%	10/15/29	6,075	6,173
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	3,400	3,257
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	13,575	14,145
[3]	ConocoPhillips	4.300%	8/15/28	4,510	4,755
[3]	ConocoPhillips	2.400%	2/15/31	4,590	4,301
	ConocoPhillips Co.	6.950%	4/15/29	9,498	11,730
	Continental Resources Inc.	4.375%	1/15/28	5,071	5,143
[3]	Coterra Energy Inc.	3.900%	5/15/27	6,902	6,971
[3]	Coterra Energy Inc.	4.375%	3/15/29	4,250	4,429
	Devon Energy Corp.	5.250%	10/15/27	3,506	3,623
	Devon Energy Corp.	5.875%	6/15/28	3,114	3,289
	Devon Energy Corp.	4.500%	1/15/30	4,992	5,125
	Devon Energy Corp.	7.875%	9/30/31	3,000	3,895
	Diamondback Energy Inc.	3.500%	12/1/29	10,033	9,936
	Diamondback Energy Inc.	3.125%	3/24/31	8,772	8,380
[3]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,000	3,854
	Enbridge Inc.	3.700%	7/15/27	5,771	5,842
	Enbridge Inc.	3.125%	11/15/29	6,077	5,917
	Energy Transfer LP	4.200%	4/15/27	5,750	5,843
[1]	Energy Transfer LP	5.500%	6/1/27	5,242	5,617
	Energy Transfer LP	4.000%	10/1/27	6,465	6,487
	Energy Transfer LP	4.950%	5/15/28	8,275	8,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	4.950%	6/15/28	10,900	11,442
	Energy Transfer LP	5.250%	4/15/29	12,282	13,162
	Energy Transfer LP	4.150%	9/15/29	3,540	3,553
	Energy Transfer LP	3.750%	5/15/30	11,475	11,307
	Enterprise Products Operating LLC	4.150%	10/16/28	9,125	9,509
	Enterprise Products Operating LLC	3.125%	7/31/29	10,309	10,134
	Enterprise Products Operating LLC	2.800%	1/31/30	8,290	7,962
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	4,650	4,359
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	9,149	8,496
	EOG Resources Inc.	4.375%	4/15/30	6,311	6,824
	EQT Corp.	3.900%	10/1/27	2,500	2,495
	EQT Corp.	5.000%	1/15/29	3,000	3,098
	EQT Corp.	7.500%	2/1/30	3,400	3,942
	Exxon Mobil Corp.	2.275%	8/16/26	1,591	1,559
	Exxon Mobil Corp.	2.440%	8/16/29	8,403	8,054
	Exxon Mobil Corp.	3.482%	3/19/30	20,695	21,220
	Exxon Mobil Corp.	2.610%	10/15/30	13,835	13,312
	Halliburton Co.	2.920%	3/1/30	4,328	4,190
[3]	Helmerich & Payne Inc.	2.900%	9/29/31	4,235	3,886
	Hess Corp.	4.300%	4/1/27	13,489	13,857
	Hess Corp.	7.300%	8/15/31	4,081	5,007
	HollyFrontier Corp.	4.500%	10/1/30	3,123	3,049
	Kinder Morgan Inc.	4.300%	3/1/28	15,784	16,372
	Kinder Morgan Inc.	2.000%	2/15/31	7,380	6,470
[1]	Kinder Morgan Inc.	7.800%	8/1/31	1,000	1,278
	Magellan Midstream Partners LP	3.250%	6/1/30	4,161	4,056
	Marathon Oil Corp.	4.400%	7/15/27	6,265	6,468
	Marathon Petroleum Corp.	3.800%	4/1/28	4,956	4,991
	MPLX LP	4.250%	12/1/27	5,946	6,109
	MPLX LP	4.000%	3/15/28	7,763	7,883
	MPLX LP	4.800%	2/15/29	7,523	8,023
	MPLX LP	2.650%	8/15/30	14,205	13,045
	NOV Inc.	3.600%	12/1/29	2,495	2,453
	ONEOK Inc.	4.000%	7/13/27	4,949	4,980
	ONEOK Inc.	4.550%	7/15/28	6,228	6,417
	ONEOK Inc.	4.350%	3/15/29	8,608	8,789
	ONEOK Inc.	3.400%	9/1/29	6,125	5,897
	ONEOK Inc.	3.100%	3/15/30	3,390	3,175
	ONEOK Inc.	6.350%	1/15/31	550	637
	Ovintiv Inc.	7.200%	11/1/31	2,695	3,239
	Ovintiv Inc.	7.375%	11/1/31	4,550	5,591
	Phillips 66	3.900%	3/15/28	1,626	1,654
	Phillips 66	2.150%	12/15/30	8,098	7,212
	Phillips 66 Partners LP	3.750%	3/1/28	4,595	4,594
	Phillips 66 Partners LP	3.150%	12/15/29	4,375	4,224
	Pioneer Natural Resources Co.	1.900%	8/15/30	9,297	8,240
	Pioneer Natural Resources Co.	2.150%	1/15/31	5,597	5,039
	Plains All American Pipeline LP	3.550%	12/15/29	11,063	10,696
	Plains All American Pipeline LP	3.800%	9/15/30	4,510	4,416
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	12,756	13,125
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	17,208	18,033
	Schlumberger Investment SA	2.650%	6/26/30	12,023	11,430
	Shell International Finance BV	3.875%	11/13/28	5,060	5,280
	Shell International Finance BV	2.375%	11/7/29	12,941	12,267
	Shell International Finance BV	2.750%	4/6/30	14,870	14,427
	Targa Resources Partners LP	6.500%	7/15/27	3,000	3,161
	Targa Resources Partners LP	5.000%	1/15/28	4,800	4,869
	Targa Resources Partners LP	6.875%	1/15/29	5,000	5,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Targa Resources Partners LP	5.500%	3/1/30	4,000	4,156
	Targa Resources Partners LP	4.875%	2/1/31	5,000	5,039
	Targa Resources Partners LP	4.000%	1/15/32	7,455	7,155
	TC PipeLines LP	3.900%	5/25/27	4,670	4,770
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,875	2,203
	Tosco Corp.	8.125%	2/15/30	2,469	3,237
	TotalEnergies Capital International SA	3.455%	2/19/29	8,078	8,203
	TotalEnergies Capital International SA	2.829%	1/10/30	6,607	6,449
	TotalEnergies Capital SA	3.883%	10/11/28	7,994	8,272
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,472	10,892
	TransCanada PipeLines Ltd.	4.100%	4/15/30	12,875	13,306
	TransCanada PipeLines Ltd.	2.500%	10/12/31	8,119	7,375
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	3,905	3,988
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	10,479	10,227
	Valero Energy Corp.	2.150%	9/15/27	4,418	4,135
	Valero Energy Corp.	4.350%	6/1/28	8,325	8,617
	Valero Energy Corp.	4.000%	4/1/29	7,260	7,417
	Valero Energy Corp.	2.800%	12/1/31	6,490	5,985
	Valero Energy Partners LP	4.500%	3/15/28	5,094	5,239
	Williams Cos. Inc.	3.750%	6/15/27	13,116	13,282
	Williams Cos. Inc.	3.500%	11/15/30	9,575	9,474
[1]	Williams Cos. Inc.	7.500%	1/15/31	1,311	1,628
	Williams Cos. Inc.	2.600%	3/15/31	12,437	11,441
					937,813
Financials (11.3%)
[1]	Aegon NV	5.500%	4/11/48	4,475	4,709
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,922	12,536
	AerCap Ireland Capital DAC	4.625%	10/15/27	4,691	4,748
	AerCap Ireland Capital DAC	3.875%	1/23/28	6,985	6,792
	AerCap Ireland Capital DAC	3.000%	10/29/28	27,495	25,346
	AerCap Ireland Capital DAC	3.300%	1/30/32	30,250	27,343
	Affiliated Managers Group Inc.	3.300%	6/15/30	6,940	6,751
	Aflac Inc.	3.600%	4/1/30	9,767	10,090
	Air Lease Corp.	3.625%	4/1/27	4,238	4,157
	Air Lease Corp.	3.625%	12/1/27	6,643	6,463
	Air Lease Corp.	2.100%	9/1/28	8,260	7,341
	Air Lease Corp.	4.625%	10/1/28	2,874	2,928
	Air Lease Corp.	3.250%	10/1/29	5,705	5,385
[1]	Air Lease Corp.	3.000%	2/1/30	4,943	4,551
	Air Lease Corp.	3.125%	12/1/30	4,777	4,414
	Air Lease Corp.	2.875%	1/15/32	4,000	3,574
	Alleghany Corp.	3.625%	5/15/30	4,810	4,842
	Allstate Corp.	1.450%	12/15/30	4,222	3,647
	Ally Financial Inc.	2.200%	11/2/28	9,029	8,161
[1]	Ally Financial Inc.	8.000%	11/1/31	17,463	21,904
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,610	4,820
[3]	American Express Co.	3.300%	5/3/27	19,452	19,548
	American Financial Group Inc.	5.250%	4/2/30	3,062	3,325
	American International Group Inc.	4.200%	4/1/28	3,655	3,803
	American International Group Inc.	4.250%	3/15/29	3,212	3,370
	American International Group Inc.	3.400%	6/30/30	17,171	17,148
[1]	American International Group Inc.	5.750%	4/1/48	5,160	5,162
[1]	Andrew W Mellon Foundation	0.947%	8/1/27	2,525	2,286
	Aon Corp.	2.850%	5/28/27	3,250	3,185
	Aon Corp.	4.500%	12/15/28	200	210
	Aon Corp.	3.750%	5/2/29	7,752	7,926
	Aon Corp.	2.800%	5/15/30	8,223	7,827
	Aon Corp.	2.600%	12/2/31	5,000	4,608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ares Capital Corp.	2.875%	6/15/27	3,300	3,010
	Ares Capital Corp.	2.875%	6/15/28	7,211	6,394
	Ares Capital Corp.	3.200%	11/15/31	5,880	4,994
	Arthur J Gallagher & Co.	2.400%	11/9/31	3,175	2,823
	Assurant Inc.	4.900%	3/27/28	3,625	3,807
	Assurant Inc.	3.700%	2/22/30	2,505	2,416
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	4,300	4,087
	Athene Holding Ltd.	4.125%	1/12/28	4,305	4,334
	Athene Holding Ltd.	6.150%	4/3/30	8,611	9,700
	Athene Holding Ltd.	3.500%	1/15/31	7,043	6,739
	AXA SA	8.600%	12/15/30	9,833	13,026
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,350	1,351
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,467	3,405
	AXIS Specialty Finance plc	4.000%	12/6/27	3,305	3,340
	Banco Santander SA	4.250%	4/11/27	11,063	11,190
	Banco Santander SA	3.800%	2/23/28	2,421	2,385
	Banco Santander SA	4.379%	4/12/28	5,550	5,626
	Banco Santander SA	3.306%	6/27/29	7,041	6,824
	Banco Santander SA	3.490%	5/28/30	16,955	16,374
	Banco Santander SA	2.749%	12/3/30	7,394	6,501
	Banco Santander SA	2.958%	3/25/31	8,035	7,418
[1]	Bank of America Corp.	4.250%	10/22/26	87	90
[1]	Bank of America Corp.	3.248%	10/21/27	19,299	19,246
[1]	Bank of America Corp.	3.705%	4/24/28	16,616	16,748
[1]	Bank of America Corp.	3.593%	7/21/28	17,422	17,465
[1]	Bank of America Corp.	3.419%	12/20/28	50,666	50,213
[1]	Bank of America Corp.	3.970%	3/5/29	16,359	16,636
[1]	Bank of America Corp.	2.087%	6/14/29	15,505	14,169
[1]	Bank of America Corp.	4.271%	7/23/29	35,710	36,879
[1]	Bank of America Corp.	3.974%	2/7/30	19,930	20,259
[1]	Bank of America Corp.	3.194%	7/23/30	5,783	5,599
[1]	Bank of America Corp.	2.884%	10/22/30	8,205	7,775
[1]	Bank of America Corp.	2.496%	2/13/31	30,620	28,097
[1]	Bank of America Corp.	2.592%	4/29/31	18,293	16,898
[1]	Bank of America Corp.	1.898%	7/23/31	24,660	21,536
[1]	Bank of America Corp.	1.922%	10/24/31	18,183	15,845
[1]	Bank of America Corp.	2.651%	3/11/32	17,958	16,512
	Bank of America Corp.	2.687%	4/22/32	51,050	46,922
	Bank of America Corp.	2.299%	7/21/32	42,097	37,464
	Bank of America Corp.	2.572%	10/20/32	18,517	16,865
	Bank of America Corp.	2.972%	2/4/33	38,707	36,305
	Bank of America Corp.	2.482%	9/21/36	17,560	15,122
	Bank of America Corp.	3.846%	3/8/37	19,167	18,364
[1]	Bank of Montreal	3.803%	12/15/32	9,495	9,402
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	11,009	11,132
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	10,269	10,418
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	495	454
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	10,373	10,348
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	1,745	1,544
	Bank of New York Mellon Corp.	2.500%	1/26/32	2,365	2,212
	Bank of Nova Scotia	2.150%	8/1/31	5,305	4,782
	Bank of Nova Scotia	2.450%	2/2/32	4,427	4,070
	BankUnited Inc.	5.125%	6/11/30	4,400	4,534
	Barclays plc	4.337%	1/10/28	6,095	6,198
	Barclays plc	4.836%	5/9/28	19,328	19,750
[1]	Barclays plc	4.972%	5/16/29	14,033	14,734
[1]	Barclays plc	5.088%	6/20/30	9,165	9,501
	Barclays plc	2.645%	6/24/31	7,973	7,246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	2.667%	3/10/32	3,262	2,925
	Barclays plc	2.894%	11/24/32	10,000	9,076
	Barclays plc	3.564%	9/23/35	16,016	14,735
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	6,138	5,606
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	4,004	3,506
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	2,000	1,940
	BlackRock Inc.	3.250%	4/30/29	8,353	8,469
	BlackRock Inc.	2.400%	4/30/30	7,820	7,400
	BlackRock Inc.	1.900%	1/28/31	4,681	4,217
	BlackRock Inc.	2.100%	2/25/32	5,041	4,567
[3]	Blackstone Private Credit Fund	4.000%	1/15/29	2,105	1,949
[3]	Blackstone Secured Lending Fund	2.850%	9/30/28	4,710	4,087
	Brighthouse Financial Inc.	5.625%	5/15/30	6,605	7,277
	Brookfield Finance Inc.	3.900%	1/25/28	9,150	9,204
	Brookfield Finance Inc.	4.850%	3/29/29	7,625	8,120
	Brookfield Finance Inc.	4.350%	4/15/30	8,562	8,883
	Brookfield Finance Inc.	2.724%	4/15/31	4,000	3,697
	Brown & Brown Inc.	4.500%	3/15/29	2,905	3,005
	Brown & Brown Inc.	2.375%	3/15/31	5,394	4,749
	Brown & Brown Inc.	4.200%	3/17/32	2,000	2,032
[4]	Canadian Imperial Bank of Commerce	3.450%	4/7/27	5,800	5,789
	Capital One Financial Corp.	3.650%	5/11/27	7,817	7,838
	Capital One Financial Corp.	1.878%	11/2/27	200	185
	Capital One Financial Corp.	3.800%	1/31/28	16,562	16,705
	Capital One Financial Corp.	3.273%	3/1/30	1,000	967
	Capital One Financial Corp.	2.359%	7/29/32	5,645	4,832
	Capital One Financial Corp.	2.618%	11/2/32	3,670	3,296
	Cboe Global Markets Inc.	1.625%	12/15/30	4,700	4,099
	Charles Schwab Corp.	3.450%	2/13/26	300	305
	Charles Schwab Corp.	3.300%	4/1/27	6,742	6,793
	Charles Schwab Corp.	3.200%	1/25/28	6,362	6,367
	Charles Schwab Corp.	2.000%	3/20/28	11,682	10,943
	Charles Schwab Corp.	4.000%	2/1/29	7,277	7,599
	Charles Schwab Corp.	3.250%	5/22/29	6,456	6,441
	Charles Schwab Corp.	2.750%	10/1/29	5,690	5,482
	Charles Schwab Corp.	4.625%	3/22/30	1,300	1,415
	Charles Schwab Corp.	2.300%	5/13/31	15,604	14,351
	Charles Schwab Corp.	2.900%	3/3/32	5,000	4,813
	Chubb INA Holdings Inc.	1.375%	9/15/30	12,723	11,085
	CI Financial Corp.	3.200%	12/17/30	9,650	8,775
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	3,225	3,839
	Citigroup Inc.	4.450%	9/29/27	39,371	40,589
	Citigroup Inc.	6.625%	1/15/28	875	1,010
[1]	Citigroup Inc.	3.668%	7/24/28	20,788	20,807
	Citigroup Inc.	4.125%	7/25/28	3,582	3,639
[1]	Citigroup Inc.	3.520%	10/27/28	23,161	23,001
[1]	Citigroup Inc.	4.075%	4/23/29	7,066	7,215
[1]	Citigroup Inc.	3.980%	3/20/30	26,797	27,279
[1]	Citigroup Inc.	2.976%	11/5/30	13,617	12,951
[1]	Citigroup Inc.	2.666%	1/29/31	17,250	16,025
[1]	Citigroup Inc.	4.412%	3/31/31	45,821	47,712
[1]	Citigroup Inc.	2.572%	6/3/31	23,567	21,564
	Citigroup Inc.	2.520%	11/3/32	10,313	9,248
	Citigroup Inc.	3.057%	1/25/33	16,627	15,563
	Citigroup Inc.	3.785%	3/17/33	20,680	20,551
	Citizens Financial Group Inc.	2.500%	2/6/30	4,694	4,344
	Citizens Financial Group Inc.	3.250%	4/30/30	6,409	6,258
	CME Group Inc.	3.750%	6/15/28	4,750	4,896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CME Group Inc.	2.650%	3/15/32	5,000	4,784
	CNA Financial Corp.	3.450%	8/15/27	3,783	3,788
	CNA Financial Corp.	3.900%	5/1/29	5,442	5,560
	CNA Financial Corp.	2.050%	8/15/30	2,625	2,324
	CNO Financial Group Inc.	5.250%	5/30/29	5,050	5,323
	Comerica Inc.	4.000%	2/1/29	828	857
[3,4]	Corebridge Financial Inc.	3.850%	4/5/29	8,000	7,993
[1]	Deutsche Bank AG	3.547%	9/18/31	14,119	13,316
	Deutsche Bank AG	3.035%	5/28/32	534	481
[1]	Discover Bank	4.650%	9/13/28	7,873	8,154
[1]	Discover Bank	2.700%	2/6/30	5,859	5,361
	Eaton Vance Corp.	3.500%	4/6/27	3,470	3,477
	Enstar Group Ltd.	4.950%	6/1/29	11,980	12,434
	Enstar Group Ltd.	3.100%	9/1/31	556	498
	Equitable Holdings Inc.	7.000%	4/1/28	2,774	3,225
	Equitable Holdings Inc.	4.350%	4/20/28	10,082	10,392
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,184	6,398
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,500	5,667
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	4,000	3,746
	Fidelity National Financial Inc.	4.500%	8/15/28	4,797	4,913
	Fidelity National Financial Inc.	3.400%	6/15/30	5,765	5,547
	Fifth Third Bancorp	2.550%	5/5/27	4,191	4,058
	Fifth Third Bancorp	3.950%	3/14/28	6,146	6,295
	First American Financial Corp.	4.000%	5/15/30	3,877	3,892
	First American Financial Corp.	2.400%	8/15/31	5,000	4,386
[1]	First Horizon Bank	5.750%	5/1/30	5,000	5,642
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	2,615	2,893
	Franklin Resources Inc.	1.600%	10/30/30	3,532	3,059
	FS KKR Capital Corp.	3.125%	10/12/28	3,840	3,430
	GATX Corp.	3.500%	3/15/28	4,177	4,147
	GATX Corp.	4.550%	11/7/28	3,421	3,600
	GATX Corp.	4.700%	4/1/29	1,760	1,866
	GATX Corp.	4.000%	6/30/30	4,721	4,785
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	5,000	5,391
	Globe Life Inc.	4.550%	9/15/28	5,546	5,810
	Globe Life Inc.	2.150%	8/15/30	3,125	2,800
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	20,458	20,506
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	24,142	24,307
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	25,998	26,631
	Goldman Sachs Group Inc.	2.600%	2/7/30	1,140	1,057
	Goldman Sachs Group Inc.	3.800%	3/15/30	31,749	31,985
	Goldman Sachs Group Inc.	1.992%	1/27/32	19,662	17,029
	Goldman Sachs Group Inc.	2.615%	4/22/32	36,717	33,374
	Goldman Sachs Group Inc.	2.383%	7/21/32	24,975	22,193
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,932	22,646
	Goldman Sachs Group Inc.	3.102%	2/24/33	24,985	23,576
	Hanover Insurance Group Inc.	2.500%	9/1/30	2,958	2,689
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,390	6,079
	HSBC Holdings plc	1.589%	5/24/27	275	252
[1]	HSBC Holdings plc	2.013%	9/22/28	15,922	14,451
[1]	HSBC Holdings plc	4.583%	6/19/29	30,462	31,425
	HSBC Holdings plc	2.206%	8/17/29	11,043	9,948
	HSBC Holdings plc	4.950%	3/31/30	21,654	23,167
[1]	HSBC Holdings plc	3.973%	5/22/30	23,317	23,371
[1]	HSBC Holdings plc	2.848%	6/4/31	11,993	11,096
[1]	HSBC Holdings plc	2.357%	8/18/31	13,050	11,590
	HSBC Holdings plc	2.804%	5/24/32	14,413	13,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	2.871%	11/22/32	22,669	20,637
	HSBC Holdings plc	4.762%	3/29/33	8,000	8,218
	Huntington Bancshares Inc.	2.550%	2/4/30	7,975	7,525
[3]	Huntington Bancshares Inc.	2.487%	8/15/36	4,534	3,942
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	5,900	5,990
	ING Groep NV	4.550%	10/2/28	9,599	9,964
	ING Groep NV	4.050%	4/9/29	6,485	6,578
	ING Groep NV	2.727%	4/1/32	2,267	2,068
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,881	3,865
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,138	4,233
	Intercontinental Exchange Inc.	2.100%	6/15/30	11,521	10,559
[3]	Jackson Financial Inc.	3.125%	11/23/31	3,598	3,274
	Jefferies Group LLC	6.450%	6/8/27	1,050	1,183
	Jefferies Group LLC	4.150%	1/23/30	3,946	4,022
	Jefferies Group LLC	2.625%	10/15/31	5,923	5,334
	JPMorgan Chase & Co.	8.000%	4/29/27	5,797	6,989
	JPMorgan Chase & Co.	4.250%	10/1/27	10,097	10,432
	JPMorgan Chase & Co.	3.625%	12/1/27	4,026	4,044
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	18,575	18,631
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	13,808	12,962
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	11,479	11,462
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	17,707	18,079
	JPMorgan Chase & Co.	2.069%	6/1/29	12,039	11,067
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	20,916	21,594
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	29,437	30,769
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	21,878	22,031
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	27,962	26,457
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	23,035	24,448
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	18,925	17,524
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	25,557	23,961
	JPMorgan Chase & Co.	1.764%	11/19/31	11,897	10,291
	JPMorgan Chase & Co.	1.953%	2/4/32	32,325	28,243
	JPMorgan Chase & Co.	2.580%	4/22/32	40,988	37,588
	JPMorgan Chase & Co.	2.545%	11/8/32	22,315	20,368
	JPMorgan Chase & Co.	2.963%	1/25/33	27,535	25,986
	Kemper Corp.	2.400%	9/30/30	3,600	3,148
	Kemper Corp.	3.800%	2/23/32	2,100	2,026
[1]	KeyBank NA	6.950%	2/1/28	500	579
[1]	KeyCorp	2.250%	4/6/27	7,140	6,788
[1]	KeyCorp	4.100%	4/30/28	5,370	5,536
[1]	KeyCorp	2.550%	10/1/29	5,338	5,039
	Lazard Group LLC	4.500%	9/19/28	4,417	4,539
	Lazard Group LLC	4.375%	3/11/29	5,276	5,401
	Lincoln National Corp.	3.800%	3/1/28	3,425	3,469
	Lincoln National Corp.	3.050%	1/15/30	5,048	4,852
	Lincoln National Corp.	3.400%	1/15/31	2,952	2,897
	Lloyds Banking Group plc	4.650%	3/24/26	103	105
	Lloyds Banking Group plc	4.375%	3/22/28	13,659	13,952
	Lloyds Banking Group plc	4.550%	8/16/28	4,205	4,339
[1]	Lloyds Banking Group plc	3.574%	11/7/28	16,511	16,146
	Loews Corp.	3.200%	5/15/30	3,365	3,295
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	3,955	3,928
	Manulife Financial Corp.	2.484%	5/19/27	3,379	3,251
	Manulife Financial Corp.	3.703%	3/16/32	3,900	3,934
	Markel Corp.	3.500%	11/1/27	3,265	3,273
	Markel Corp.	3.350%	9/17/29	2,500	2,475
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	13,536	14,317
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	6,376	5,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	3,200	2,934
	Mastercard Inc.	3.500%	2/26/28	6,330	6,507
	Mastercard Inc.	2.950%	6/1/29	9,949	9,931
	Mastercard Inc.	3.350%	3/26/30	12,621	12,883
	Mastercard Inc.	1.900%	3/15/31	1,450	1,340
	Mastercard Inc.	2.000%	11/18/31	5,964	5,451
	MetLife Inc.	4.550%	3/23/30	6,955	7,592
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	11,470	11,379
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	12,648	12,855
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,608	5,728
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	12,929	13,073
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	13,566	13,173
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	7,186	6,652
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	7,500	6,648
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	25,411	22,730
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	3,030	2,823
	Mizuho Financial Group Inc.	3.170%	9/11/27	11,426	11,260
	Mizuho Financial Group Inc.	4.018%	3/5/28	6,185	6,277
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	6,659	6,841
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	6,290	6,054
[1]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,916	4,638
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,725	1,580
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	10,980	9,752
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	8,802	7,669
	Mizuho Financial Group Inc.	2.564%	9/13/31	7,039	6,161
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,198	1,058
	Morgan Stanley	3.950%	4/23/27	19,069	19,432
[1]	Morgan Stanley	3.591%	7/22/28	22,942	23,034
[1]	Morgan Stanley	3.772%	1/24/29	27,801	28,021
[1]	Morgan Stanley	4.431%	1/23/30	24,884	26,055
[1]	Morgan Stanley	2.699%	1/22/31	24,733	23,137
[1]	Morgan Stanley	3.622%	4/1/31	28,890	28,806
[1]	Morgan Stanley	1.794%	2/13/32	14,150	12,202
[1]	Morgan Stanley	1.928%	4/28/32	15,791	13,647
[1]	Morgan Stanley	2.239%	7/21/32	30,762	27,275
[1]	Morgan Stanley	2.511%	10/20/32	20,335	18,414
	Morgan Stanley	2.943%	1/21/33	16,730	15,676
	Morgan Stanley	2.484%	9/16/36	23,683	20,332
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	4,641	4,705
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	3,285	3,418
	Nasdaq Inc.	1.650%	1/15/31	1,550	1,318
[1]	NatWest Group plc	3.073%	5/22/28	8,313	7,986
[1]	NatWest Group plc	4.892%	5/18/29	15,418	16,021
[1]	NatWest Group plc	5.076%	1/27/30	14,786	15,743
[1]	NatWest Group plc	4.445%	5/8/30	9,115	9,354
[1]	NatWest Group plc	3.032%	11/28/35	3,772	3,351
	Nomura Holdings Inc.	2.172%	7/14/28	6,313	5,666
	Nomura Holdings Inc.	2.710%	1/22/29	3,570	3,304
	Nomura Holdings Inc.	3.103%	1/16/30	17,530	16,530
	Nomura Holdings Inc.	2.679%	7/16/30	3,970	3,610
	Nomura Holdings Inc.	2.608%	7/14/31	2,860	2,569
	Nomura Holdings Inc.	2.999%	1/22/32	5,890	5,411
	Northern Trust Corp.	3.650%	8/3/28	5,446	5,602
	Northern Trust Corp.	3.150%	5/3/29	6,898	6,930
	Northern Trust Corp.	1.950%	5/1/30	370	339
[1]	Northern Trust Corp.	3.375%	5/8/32	4,750	4,690
	ORIX Corp.	3.700%	7/18/27	4,000	4,029
	ORIX Corp.	2.250%	3/9/31	5,025	4,592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owl Rock Capital Corp.	2.875%	6/11/28	4,885	4,274
	PartnerRe Finance B LLC	3.700%	7/2/29	4,815	4,832
	PartnerRe Finance B LLC	4.500%	10/1/50	3,750	3,606
[1]	PNC Bank NA	3.100%	10/25/27	6,085	6,097
[1]	PNC Bank NA	3.250%	1/22/28	4,125	4,119
[1]	PNC Bank NA	4.050%	7/26/28	11,993	12,326
[1]	PNC Bank NA	2.700%	10/22/29	5,675	5,401
	PNC Financial Services Group Inc.	3.150%	5/19/27	10,228	10,257
	PNC Financial Services Group Inc.	3.450%	4/23/29	16,760	17,066
	PNC Financial Services Group Inc.	2.550%	1/22/30	18,656	17,804
	Primerica Inc.	2.800%	11/19/31	5,000	4,618
	Principal Financial Group Inc.	3.700%	5/15/29	3,296	3,361
	Principal Financial Group Inc.	2.125%	6/15/30	4,355	3,953
	Progressive Corp.	3.200%	3/26/30	8,912	8,846
[1]	Prudential Financial Inc.	3.878%	3/27/28	1,946	2,005
[1]	Prudential Financial Inc.	2.100%	3/10/30	2,070	1,915
[1]	Prudential Financial Inc.	4.500%	9/15/47	6,413	6,197
[1]	Prudential Financial Inc.	5.700%	9/15/48	5,492	5,629
[1]	Prudential Financial Inc.	3.700%	10/1/50	9,411	8,614
	Prudential Financial Inc.	5.125%	3/1/52	6,879	6,926
	Prudential plc	3.125%	4/14/30	5,205	5,042
	Prudential plc	3.625%	3/24/32	2,700	2,674
	Raymond James Financial Inc.	4.650%	4/1/30	9,672	10,245
	Regions Financial Corp.	1.800%	8/12/28	5,460	4,900
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,209	6,270
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	4,920
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,040	2,062
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	2,120	2,123
[1]	Royal Bank of Canada	2.300%	11/3/31	12,779	11,637
	Santander Holdings USA Inc.	4.400%	7/13/27	8,274	8,417
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	7,200	7,084
	Santander UK Group Holdings plc	2.896%	3/15/32	7,800	7,086
[1]	State Street Corp.	4.141%	12/3/29	5,120	5,353
	State Street Corp.	2.400%	1/24/30	12,308	11,649
	State Street Corp.	2.200%	3/3/31	6,714	6,074
	State Street Corp.	3.152%	3/30/31	1,500	1,477
[1]	State Street Corp.	3.031%	11/1/34	3,990	3,822
	Stewart Information Services Corp.	3.600%	11/15/31	2,140	1,956
	Stifel Financial Corp.	4.000%	5/15/30	3,746	3,772
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,396	11,410
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	5,549	5,515
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,595	7,689
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	6,140	5,504
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,715	2,809
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	17,461	16,791
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,264	5,040
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	9,175	8,632
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	21,360	20,086
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,899	9,754
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	9,346	8,191
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	4,360	3,729
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	7,898	7,003
	SVB Financial Group	2.100%	5/15/28	3,357	3,062
	SVB Financial Group	3.125%	6/5/30	5,049	4,860
	SVB Financial Group	1.800%	2/2/31	3,257	2,805
	Synchrony Financial	3.950%	12/1/27	5,568	5,535
	Synchrony Financial	5.150%	3/19/29	6,108	6,418
[1]	Toronto-Dominion Bank	2.000%	9/10/31	5,632	5,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Toronto-Dominion Bank	2.450%	1/12/32	4,420	4,083
[1]	Toronto-Dominion Bank	3.200%	3/10/32	3,550	3,496
[1]	Truist Bank	2.250%	3/11/30	9,877	9,036
[1]	Truist Financial Corp.	1.125%	8/3/27	9,219	8,284
[1]	Truist Financial Corp.	3.875%	3/19/29	6,448	6,582
[1]	Truist Financial Corp.	1.950%	6/5/30	8,600	7,761
	Unum Group	4.000%	6/15/29	2,000	2,037
[1]	US Bancorp	3.150%	4/27/27	13,486	13,585
[1]	US Bancorp	3.900%	4/26/28	4,404	4,561
[1]	US Bancorp	3.000%	7/30/29	7,160	7,014
[1]	US Bancorp	1.375%	7/22/30	7,628	6,608
[1]	US Bancorp	2.677%	1/27/33	1,715	1,631
	US Bancorp	2.491%	11/3/36	10,347	9,269
	Visa Inc.	1.900%	4/15/27	14,099	13,552
	Visa Inc.	0.750%	8/15/27	1,789	1,623
	Visa Inc.	2.750%	9/15/27	2,795	2,786
	Visa Inc.	2.050%	4/15/30	10,275	9,604
	Visa Inc.	1.100%	2/15/31	8,775	7,515
[1]	Voya Financial Inc.	4.700%	1/23/48	4,180	3,888
	Webster Financial Corp.	4.100%	3/25/29	2,575	2,632
[1]	Wells Fargo & Co.	4.300%	7/22/27	13,868	14,410
[1]	Wells Fargo & Co.	3.584%	5/22/28	19,825	19,820
[1]	Wells Fargo & Co.	2.393%	6/2/28	15,019	14,212
[1]	Wells Fargo & Co.	4.150%	1/24/29	14,383	14,928
[1]	Wells Fargo & Co.	2.879%	10/30/30	31,067	29,571
[1]	Wells Fargo & Co.	2.572%	2/11/31	22,781	21,168
[1]	Wells Fargo & Co.	4.478%	4/4/31	25,459	26,938
[1]	Wells Fargo & Co.	3.350%	3/2/33	30,222	29,386
	Western Union Co.	2.750%	3/15/31	3,000	2,731
	Westpac Banking Corp.	1.150%	6/3/26	83	77
	Westpac Banking Corp.	3.400%	1/25/28	2,611	2,627
	Westpac Banking Corp.	1.953%	11/20/28	11,640	10,720
	Westpac Banking Corp.	2.650%	1/16/30	2,970	2,839
	Westpac Banking Corp.	4.110%	7/24/34	13,382	13,207
	Westpac Banking Corp.	2.668%	11/15/35	13,725	11,987
	Westpac Banking Corp.	3.020%	11/18/36	11,180	9,909
	Willis North America Inc.	4.500%	9/15/28	4,519	4,650
	Willis North America Inc.	2.950%	9/15/29	3,727	3,505
	Wintrust Financial Corp.	4.850%	6/6/29	2,000	2,019
	Zions Bancorp NA	3.250%	10/29/29	4,227	4,072
					3,984,990
Health Care (3.3%)
	Abbott Laboratories	1.150%	1/30/28	7,725	7,043
	Abbott Laboratories	1.400%	6/30/30	4,300	3,841
	AbbVie Inc.	4.250%	11/14/28	13,860	14,587
	AbbVie Inc.	3.200%	11/21/29	48,220	47,647
	Adventist Health System	2.952%	3/1/29	2,249	2,192
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,600	2,659
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,610	1,491
	Agilent Technologies Inc.	2.750%	9/15/29	4,925	4,696
	Agilent Technologies Inc.	2.100%	6/4/30	4,325	3,880
	Agilent Technologies Inc.	2.300%	3/12/31	6,800	6,152
	AmerisourceBergen Corp.	3.450%	12/15/27	5,428	5,438
	AmerisourceBergen Corp.	2.800%	5/15/30	3,493	3,285
	AmerisourceBergen Corp.	2.700%	3/15/31	10,524	9,741
	Amgen Inc.	3.200%	11/2/27	8,191	8,227
	Amgen Inc.	1.650%	8/15/28	6,250	5,704
	Amgen Inc.	2.450%	2/21/30	11,976	11,262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	2.300%	2/25/31	8,908	8,196
	Amgen Inc.	2.000%	1/15/32	6,031	5,354
	Amgen Inc.	3.350%	2/22/32	12,999	12,891
	Anthem Inc.	3.650%	12/1/27	17,389	17,746
	Anthem Inc.	4.101%	3/1/28	681	707
	Anthem Inc.	2.875%	9/15/29	9,291	8,987
	Anthem Inc.	2.250%	5/15/30	14,979	13,761
	Anthem Inc.	2.550%	3/15/31	11,019	10,309
[1]	Ascension Health	2.532%	11/15/29	7,505	7,230
	AstraZeneca Finance LLC	1.750%	5/28/28	9,438	8,717
	AstraZeneca Finance LLC	2.250%	5/28/31	7,829	7,290
	AstraZeneca plc	3.125%	6/12/27	6,900	6,949
	AstraZeneca plc	4.000%	1/17/29	11,146	11,747
	AstraZeneca plc	1.375%	8/6/30	16,291	14,225
	Banner Health	2.338%	1/1/30	2,725	2,532
	Banner Health	1.897%	1/1/31	2,250	1,996
[3]	Baxter International Inc.	2.272%	12/1/28	10,975	10,168
	Baxter International Inc.	3.950%	4/1/30	4,630	4,776
[3]	Baxter International Inc.	2.539%	2/1/32	12,700	11,613
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	800	706
	Becton Dickinson & Co.	3.700%	6/6/27	21,975	22,304
	Becton Dickinson & Co.	2.823%	5/20/30	2,299	2,187
	Becton Dickinson & Co.	1.957%	2/11/31	6,825	6,039
	Biogen Inc.	2.250%	5/1/30	6,121	5,485
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	7,000	6,918
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,679	3,664
	Boston Scientific Corp.	2.650%	6/1/30	7,460	7,017
	Bristol-Myers Squibb Co.	1.125%	11/13/27	2,035	1,855
	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,626	4,721
	Bristol-Myers Squibb Co.	3.900%	2/20/28	15,689	16,383
	Bristol-Myers Squibb Co.	3.400%	7/26/29	15,062	15,325
	Bristol-Myers Squibb Co.	1.450%	11/13/30	14,605	12,758
	Bristol-Myers Squibb Co.	2.950%	3/15/32	14,500	14,211
	Cardinal Health Inc.	3.410%	6/15/27	2,725	2,738
[1]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,820
[1]	CHRISTUS Health	4.341%	7/1/28	3,085	3,182
[1]	Cigna Corp.	3.050%	10/15/27	4,447	4,407
	Cigna Corp.	4.375%	10/15/28	16,959	17,838
	Cigna Corp.	2.400%	3/15/30	5,140	4,758
	Cigna Corp.	2.375%	3/15/31	22,740	20,834
	CommonSpirit Health	3.347%	10/1/29	8,175	7,936
	CommonSpirit Health	2.782%	10/1/30	2,250	2,078
	CVS Health Corp.	3.625%	4/1/27	9,676	9,834
	CVS Health Corp.	6.250%	6/1/27	1,090	1,235
	CVS Health Corp.	1.300%	8/21/27	13,551	12,326
	CVS Health Corp.	4.300%	3/25/28	22,400	23,482
	CVS Health Corp.	3.250%	8/15/29	31,069	30,729
	CVS Health Corp.	3.750%	4/1/30	8,109	8,250
	CVS Health Corp.	1.750%	8/21/30	13,415	11,759
	CVS Health Corp.	1.875%	2/28/31	17,236	15,137
	CVS Health Corp.	2.125%	9/15/31	2,250	2,009
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,434	6,200
	DH Europe Finance II Sarl	2.600%	11/15/29	4,373	4,166
	Edwards Lifesciences Corp.	4.300%	6/15/28	5,019	5,238
	Eli Lilly & Co.	3.375%	3/15/29	3,861	3,975
	Gilead Sciences Inc.	1.200%	10/1/27	4,190	3,786
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	12,054	12,595
	GlaxoSmithKline Capital plc	3.375%	6/1/29	7,110	7,251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	HCA Inc.	3.375%	3/15/29	2,775	2,701
	HCA Inc.	4.125%	6/15/29	17,014	17,327
	HCA Inc.	2.375%	7/15/31	8,250	7,367
[3]	HCA Inc.	3.625%	3/15/32	15,250	14,945
	Humana Inc.	3.125%	8/15/29	3,966	3,842
	Humana Inc.	4.875%	4/1/30	2,770	2,992
	Humana Inc.	2.150%	2/3/32	2,000	1,755
	Illumina Inc.	2.550%	3/23/31	4,275	3,886
	Johnson & Johnson	0.950%	9/1/27	14,355	13,138
	Johnson & Johnson	2.900%	1/15/28	11,355	11,393
	Johnson & Johnson	6.950%	9/1/29	1,925	2,465
	Johnson & Johnson	1.300%	9/1/30	9,778	8,713
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,248	4,245
	Laboratory Corp. of America Holdings	3.600%	9/1/27	3,900	3,957
	Laboratory Corp. of America Holdings	2.950%	12/1/29	6,785	6,522
	Medtronic Global Holdings SCA	3.350%	4/1/27	2,950	2,985
	Merck & Co. Inc.	1.700%	6/10/27	12,500	11,843
	Merck & Co. Inc.	3.400%	3/7/29	13,228	13,547
	Merck & Co. Inc.	1.450%	6/24/30	8,350	7,412
	Merck & Co. Inc.	2.150%	12/10/31	18,400	17,049
[1]	Mercy Health	4.302%	7/1/28	2,490	2,598
	Mylan Inc.	4.550%	4/15/28	3,150	3,185
	Novartis Capital Corp.	3.100%	5/17/27	9,481	9,583
	Novartis Capital Corp.	2.200%	8/14/30	3,650	3,429
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,000	2,632
	OhioHealth Corp.	2.297%	11/15/31	2,520	2,307
	PerkinElmer Inc.	1.900%	9/15/28	3,998	3,617
	PerkinElmer Inc.	3.300%	9/15/29	10,446	10,198
	PerkinElmer Inc.	2.550%	3/15/31	1,400	1,282
	PerkinElmer Inc.	2.250%	9/15/31	4,180	3,698
	Pfizer Inc.	3.600%	9/15/28	3,132	3,260
	Pfizer Inc.	3.450%	3/15/29	10,074	10,372
	Pfizer Inc.	2.625%	4/1/30	9,125	8,863
	Pfizer Inc.	1.700%	5/28/30	6,725	6,115
	Pfizer Inc.	1.750%	8/18/31	16,324	14,681
	Pharmacia LLC	6.600%	12/1/28	4,971	5,908
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,000	878
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	2,991	2,831
	Quest Diagnostics Inc.	4.200%	6/30/29	4,865	5,046
	Quest Diagnostics Inc.	2.950%	6/30/30	3,923	3,724
	Quest Diagnostics Inc.	2.800%	6/30/31	1,690	1,581
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	12,029	10,420
	Royalty Pharma plc	1.750%	9/2/27	5,281	4,794
	Royalty Pharma plc	2.200%	9/2/30	9,966	8,727
	Royalty Pharma plc	2.150%	9/2/31	4,531	3,895
[1]	Rush Obligated Group	3.922%	11/15/29	3,000	3,083
	Sanofi	3.625%	6/19/28	6,915	7,194
	Smith & Nephew plc	2.032%	10/14/30	7,908	6,894
[1]	SSM Health Care Corp.	3.823%	6/1/27	2,344	2,394
[1]	Stanford Health Care	3.310%	8/15/30	2,687	2,672
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	5,005	4,597
	Stryker Corp.	3.650%	3/7/28	4,922	4,995
	Stryker Corp.	1.950%	6/15/30	6,346	5,693
[1]	Sutter Health	3.695%	8/15/28	3,125	3,170
[1]	Sutter Health	2.294%	8/15/30	6,025	5,444
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	15,157	16,460
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	22,870	20,603
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,505	7,791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	2,639	2,533
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	20,750	18,644
[1]	Toledo Hospital	5.325%	11/15/28	2,800	2,943
	UnitedHealth Group Inc.	3.375%	4/15/27	4,165	4,240
	UnitedHealth Group Inc.	2.950%	10/15/27	5,665	5,668
	UnitedHealth Group Inc.	3.850%	6/15/28	2,422	2,524
	UnitedHealth Group Inc.	3.875%	12/15/28	7,940	8,329
	UnitedHealth Group Inc.	2.875%	8/15/29	7,430	7,331
	UnitedHealth Group Inc.	2.000%	5/15/30	7,219	6,664
	UnitedHealth Group Inc.	2.300%	5/15/31	16,888	15,853
[3]	Universal Health Services Inc.	2.650%	10/15/30	8,305	7,552
	Viatris Inc.	2.300%	6/22/27	8,550	7,783
	Viatris Inc.	2.700%	6/22/30	7,200	6,351
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	6,090	5,556
	Zoetis Inc.	3.000%	9/12/27	8,434	8,366
	Zoetis Inc.	3.900%	8/20/28	7,172	7,372
	Zoetis Inc.	2.000%	5/15/30	3,524	3,166
					1,149,748
Industrials (2.7%)
	3M Co.	2.875%	10/15/27	7,325	7,293
[1]	3M Co.	3.625%	9/14/28	6,035	6,202
[1]	3M Co.	3.375%	3/1/29	6,850	6,965
	3M Co.	2.375%	8/26/29	10,022	9,533
	3M Co.	3.050%	4/15/30	3,490	3,464
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,573	4,019
	Allegion plc	3.500%	10/1/29	3,550	3,436
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,200	3,145
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	1,509	1,450
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	3,822	3,586
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	3,340	3,125
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	720	695
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,458	4,243
	Amphenol Corp.	4.350%	6/1/29	2,100	2,214
	Amphenol Corp.	2.800%	2/15/30	10,303	9,759
	Amphenol Corp.	2.200%	9/15/31	2,860	2,543
[1]	BNSF Funding Trust I	6.613%	12/15/55	100	106
	Boeing Co.	5.040%	5/1/27	17,821	18,745
	Boeing Co.	3.250%	2/1/28	8,441	8,152
	Boeing Co.	3.250%	3/1/28	4,317	4,153
	Boeing Co.	3.450%	11/1/28	7,031	6,799
	Boeing Co.	3.200%	3/1/29	8,773	8,373
	Boeing Co.	2.950%	2/1/30	6,976	6,465
	Boeing Co.	5.150%	5/1/30	38,180	40,664
	Boeing Co.	3.625%	2/1/31	10,443	10,163
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,103	7,206
	Canadian National Railway Co.	6.900%	7/15/28	3,290	3,948
	Canadian Pacific Railway Co.	4.000%	6/1/28	5,020	5,242
	Canadian Pacific Railway Co.	2.050%	3/5/30	5,200	4,768
	Canadian Pacific Railway Co.	2.450%	12/2/31	15,225	14,120
	Carrier Global Corp.	2.722%	2/15/30	23,352	21,950
	Carrier Global Corp.	2.700%	2/15/31	5,846	5,460
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/27	4,984	4,542
	Caterpillar Inc.	2.600%	9/19/29	4,212	4,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Inc.	2.600%	4/9/30	13,137	12,802
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,750	5,926
[1]	CNH Industrial NV	3.850%	11/15/27	5,035	5,069
	CSX Corp.	3.250%	6/1/27	10,195	10,242
	CSX Corp.	3.800%	3/1/28	5,139	5,292
	CSX Corp.	4.250%	3/15/29	7,923	8,394
	Cummins Inc.	1.500%	9/1/30	4,960	4,297
	Deere & Co.	5.375%	10/16/29	1,460	1,679
	Deere & Co.	3.100%	4/15/30	6,656	6,670
[3]	Delta Air Lines Inc.	4.750%	10/20/28	11,000	11,098
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	6,372	5,830
	Dover Corp.	2.950%	11/4/29	1,700	1,654
	Eaton Corp.	3.103%	9/15/27	3,700	3,704
	Emerson Electric Co.	1.800%	10/15/27	6,580	6,169
	Emerson Electric Co.	2.000%	12/21/28	8,225	7,667
	Emerson Electric Co.	1.950%	10/15/30	2,745	2,494
	Emerson Electric Co.	2.200%	12/21/31	14,000	12,918
	FedEx Corp.	3.400%	2/15/28	5,196	5,223
	FedEx Corp.	4.200%	10/17/28	2,155	2,264
	FedEx Corp.	3.100%	8/5/29	9,824	9,668
	FedEx Corp.	4.250%	5/15/30	6,751	7,081
	FedEx Corp.	2.400%	5/15/31	6,310	5,772
	Flowserve Corp.	3.500%	10/1/30	4,510	4,273
	General Dynamics Corp.	3.500%	4/1/27	5,586	5,696
	General Dynamics Corp.	2.625%	11/15/27	5,700	5,569
	General Dynamics Corp.	3.750%	5/15/28	6,203	6,379
	General Dynamics Corp.	3.625%	4/1/30	9,668	9,975
[1]	General Electric Co.	6.750%	3/15/32	5,704	7,186
	Honeywell International Inc.	2.700%	8/15/29	5,905	5,798
	Honeywell International Inc.	1.950%	6/1/30	10,314	9,515
	Honeywell International Inc.	1.750%	9/1/31	3,685	3,302
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	5,095	5,035
[3]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	4,254	3,845
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,859	5,032
	IDEX Corp.	3.000%	5/1/30	4,336	4,075
[1]	John Deere Capital Corp.	2.800%	9/8/27	5,691	5,639
[1]	John Deere Capital Corp.	3.050%	1/6/28	3,882	3,887
[1]	John Deere Capital Corp.	3.450%	3/7/29	6,666	6,853
[1]	John Deere Capital Corp.	2.800%	7/18/29	4,508	4,439
[1]	John Deere Capital Corp.	2.450%	1/9/30	7,165	6,863
	John Deere Capital Corp.	1.450%	1/15/31	3,381	2,972
	Johnson Controls International plc	1.750%	9/15/30	2,045	1,830
	Johnson Controls International plc	2.000%	9/16/31	2,699	2,373
	Kansas City Southern	2.875%	11/15/29	4,540	4,364
	Kennametal Inc.	4.625%	6/15/28	1,989	2,065
	Kennametal Inc.	2.800%	3/1/31	200	183
	Keysight Technologies Inc.	4.600%	4/6/27	5,625	5,895
	Keysight Technologies Inc.	3.000%	10/30/29	4,790	4,573
	Kirby Corp.	4.200%	3/1/28	5,070	5,037
	L3Harris Technologies Inc.	4.400%	6/15/28	3,693	3,830
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	13,383	13,918
	L3Harris Technologies Inc.	1.800%	1/15/31	5,100	4,437
	Lennox International Inc.	1.700%	8/1/27	2,910	2,668
	Lockheed Martin Corp.	1.850%	6/15/30	7,272	6,606
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,000	2,082
	Norfolk Southern Corp.	3.150%	6/1/27	3,743	3,716
	Norfolk Southern Corp.	3.800%	8/1/28	5,373	5,496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	2.550%	11/1/29	4,000	3,833
	Norfolk Southern Corp.	2.300%	5/15/31	1,090	1,014
	Northrop Grumman Corp.	3.250%	1/15/28	20,116	20,122
	Northrop Grumman Corp.	4.400%	5/1/30	14,229	15,259
	nVent Finance Sarl	4.550%	4/15/28	4,174	4,303
	nVent Finance Sarl	2.750%	11/15/31	875	786
	Oshkosh Corp.	4.600%	5/15/28	3,100	3,180
	Oshkosh Corp.	3.100%	3/1/30	2,050	1,915
	Otis Worldwide Corp.	2.293%	4/5/27	4,504	4,274
	Otis Worldwide Corp.	2.565%	2/15/30	14,365	13,425
	Parker-Hannifin Corp.	3.250%	6/14/29	9,652	9,523
	Raytheon Technologies Corp.	3.125%	5/4/27	18,470	18,520
	Raytheon Technologies Corp.	4.125%	11/16/28	23,059	24,107
	Raytheon Technologies Corp.	2.250%	7/1/30	7,417	6,873
	Raytheon Technologies Corp.	1.900%	9/1/31	8,569	7,593
	Republic Services Inc.	3.375%	11/15/27	8,833	8,876
	Republic Services Inc.	3.950%	5/15/28	1,036	1,064
	Republic Services Inc.	2.300%	3/1/30	11,218	10,337
	Rockwell Automation Inc.	3.500%	3/1/29	4,650	4,784
	Rockwell Automation Inc.	1.750%	8/15/31	1,200	1,060
	Southwest Airlines Co.	3.000%	11/15/26	1,454	1,427
	Southwest Airlines Co.	5.125%	6/15/27	14,640	15,651
	Southwest Airlines Co.	3.450%	11/16/27	2,440	2,417
	Southwest Airlines Co.	2.625%	2/10/30	5,500	5,061
[1]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,132	1,105
	Teledyne Technologies Inc.	2.250%	4/1/28	6,387	5,925
	Teledyne Technologies Inc.	2.750%	4/1/31	8,571	7,941
	Textron Inc.	3.375%	3/1/28	1,002	992
	Textron Inc.	3.900%	9/17/29	2,031	2,074
	Textron Inc.	3.000%	6/1/30	5,560	5,307
	Timken Co.	4.500%	12/15/28	2,985	3,056
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	3,400	3,422
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	4,945	5,029
	Trimble Inc.	4.900%	6/15/28	5,242	5,441
	Tyco Electronics Group SA	3.125%	8/15/27	6,432	6,411
	Tyco Electronics Group SA	2.500%	2/4/32	4,225	3,931
	Union Pacific Corp.	2.150%	2/5/27	4,179	4,015
	Union Pacific Corp.	3.000%	4/15/27	3,792	3,809
	Union Pacific Corp.	3.950%	9/10/28	9,267	9,721
	Union Pacific Corp.	3.700%	3/1/29	5,145	5,306
	Union Pacific Corp.	2.400%	2/5/30	3,502	3,319
	Union Pacific Corp.	2.375%	5/20/31	3,330	3,122
	Union Pacific Corp.	2.800%	2/14/32	6,235	5,994
	Union Pacific Corp.	2.891%	4/6/36	5,000	4,673
[1]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,288	2,105
[1]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	651	588
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	26,952	27,591
[1]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	1,468	1,424
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	2,364	2,283
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	2,839	2,672
	United Parcel Service Inc.	3.050%	11/15/27	7,253	7,317
	United Parcel Service Inc.	3.400%	3/15/29	8,293	8,481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Parcel Service Inc.	2.500%	9/1/29	3,742	3,610
	United Parcel Service Inc.	4.450%	4/1/30	5,734	6,258
	United Parcel Service of America Inc.	7.620%	4/1/30	550	708
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	260	266
	Vontier Corp.	2.400%	4/1/28	4,962	4,372
	Vontier Corp.	2.950%	4/1/31	2,395	2,126
	Waste Connections Inc.	3.500%	5/1/29	4,700	4,719
	Waste Connections Inc.	2.600%	2/1/30	6,095	5,737
	Waste Management Inc.	3.150%	11/15/27	7,204	7,228
	Waste Management Inc.	1.150%	3/15/28	2,425	2,170
	Waste Management Inc.	2.000%	6/1/29	2,385	2,213
	Waste Management Inc.	1.500%	3/15/31	12,350	10,630
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	5,372	5,676
	Xylem Inc.	1.950%	1/30/28	5,418	5,025
	Xylem Inc.	2.250%	1/30/31	1,800	1,633
					954,766
Materials (1.2%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	4,927	4,658
	Air Products and Chemicals Inc.	2.050%	5/15/30	7,643	7,046
	Amcor Finance USA Inc.	4.500%	5/15/28	3,100	3,273
[1]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,700	2,674
	Amcor Flexibles North America Inc.	2.630%	6/19/30	4,675	4,316
	Amcor Flexibles North America Inc.	2.690%	5/25/31	4,499	4,139
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	5,350	4,990
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,125	5,726
	ArcelorMittal SA	4.250%	7/16/29	4,283	4,355
	Cabot Corp.	4.000%	7/1/29	2,900	2,918
	Carlisle Cos. Inc.	3.750%	12/1/27	5,183	5,266
	Carlisle Cos. Inc.	2.750%	3/1/30	6,920	6,451
	Celanese US Holdings LLC	1.400%	8/5/26	3,400	3,064
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	4,195	4,252
	Dow Chemical Co.	4.800%	11/30/28	5,232	5,616
	Dow Chemical Co.	7.375%	11/1/29	1,440	1,803
	Dow Chemical Co.	2.100%	11/15/30	7,850	7,068
	DuPont de Nemours Inc.	4.725%	11/15/28	13,428	14,388
	Eastman Chemical Co.	4.500%	12/1/28	1,125	1,164
	Ecolab Inc.	3.250%	12/1/27	2,216	2,252
	Ecolab Inc.	4.800%	3/24/30	8,505	9,414
	Ecolab Inc.	1.300%	1/30/31	4,900	4,222
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	4,655
	FMC Corp.	3.450%	10/1/29	5,550	5,464
	Freeport-McMoRan Inc.	5.000%	9/1/27	2,400	2,469
	Freeport-McMoRan Inc.	4.125%	3/1/28	5,000	4,998
	Freeport-McMoRan Inc.	4.375%	8/1/28	5,000	5,029
	Freeport-McMoRan Inc.	5.250%	9/1/29	5,000	5,237
	Freeport-McMoRan Inc.	4.250%	3/1/30	4,600	4,631
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,800	5,930
[3]	Georgia-Pacific LLC	2.100%	4/30/27	1,900	1,793
	Georgia-Pacific LLC	7.750%	11/15/29	3,965	5,080
[3]	Georgia-Pacific LLC	2.300%	4/30/30	3,000	2,786
	Huntsman International LLC	4.500%	5/1/29	6,523	6,736
	Huntsman International LLC	2.950%	6/15/31	3,500	3,231
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,980	3,097
	Kinross Gold Corp.	4.500%	7/15/27	5,992	6,160
	Linde Inc.	1.100%	8/10/30	5,875	5,052
	LYB International Finance III LLC	2.250%	10/1/30	4,345	3,921
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,725	3,737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Martin Marietta Materials Inc.	3.500%	12/15/27	2,752	2,768
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	5,363	4,917
	Martin Marietta Materials Inc.	2.400%	7/15/31	4,684	4,206
	Mosaic Co.	4.050%	11/15/27	6,894	7,063
	NewMarket Corp.	2.700%	3/18/31	4,000	3,665
	Newmont Corp.	2.800%	10/1/29	5,068	4,848
	Newmont Corp.	2.250%	10/1/30	8,250	7,531
	Nucor Corp.	3.950%	5/1/28	5,118	5,253
	Nucor Corp.	2.700%	6/1/30	4,725	4,482
	Nutrien Ltd.	4.000%	12/15/26	1,513	1,563
	Nutrien Ltd.	4.200%	4/1/29	3,326	3,476
	Nutrien Ltd.	2.950%	5/13/30	5,675	5,468
	Packaging Corp. of America	3.400%	12/15/27	3,870	3,876
	Packaging Corp. of America	3.000%	12/15/29	3,822	3,702
	PPG Industries Inc.	3.750%	3/15/28	2,005	2,054
	PPG Industries Inc.	2.800%	8/15/29	1,177	1,131
	PPG Industries Inc.	2.550%	6/15/30	5,200	4,878
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	4,000	3,585
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,709	2,065
	Rohm & Haas Co.	7.850%	7/15/29	6,301	8,023
	RPM International Inc.	4.550%	3/1/29	4,767	4,988
	RPM International Inc.	2.950%	1/15/32	3,180	2,915
	Sherwin-Williams Co.	3.450%	6/1/27	11,542	11,584
	Sherwin-Williams Co.	2.950%	8/15/29	8,000	7,714
	Sherwin-Williams Co.	2.300%	5/15/30	2,350	2,153
	Sonoco Products Co.	3.125%	5/1/30	5,051	4,867
	Steel Dynamics Inc.	1.650%	10/15/27	2,276	2,067
	Steel Dynamics Inc.	3.450%	4/15/30	6,534	6,442
	Steel Dynamics Inc.	3.250%	1/15/31	9,309	9,026
	Suzano Austria GmbH	6.000%	1/15/29	17,882	19,311
	Suzano Austria GmbH	5.000%	1/15/30	9,853	10,070
	Suzano Austria GmbH	3.750%	1/15/31	6,600	6,212
[1]	Suzano Austria GmbH	3.125%	1/15/32	5,270	4,700
	Teck Resources Ltd.	3.900%	7/15/30	5,200	5,192
	Vale Overseas Ltd.	3.750%	7/8/30	12,621	12,168
	Vulcan Materials Co.	3.900%	4/1/27	2,370	2,429
	Vulcan Materials Co.	3.500%	6/1/30	4,744	4,714
	Westlake Corp.	3.375%	6/15/30	2,265	2,217
	WestRock MWV LLC	8.200%	1/15/30	3,500	4,481
	WRKCo Inc.	3.375%	9/15/27	8,886	8,795
	WRKCo Inc.	4.000%	3/15/28	3,803	3,882
	WRKCo Inc.	3.900%	6/1/28	4,777	4,796
	WRKCo Inc.	4.900%	3/15/29	5,038	5,427
					419,765
Real Estate (2.8%)
	Agree LP	2.000%	6/15/28	4,684	4,257
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,675	5,793
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,776	1,892
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,343	5,066
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	617	667
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	13,283	14,687
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	663	653
	American Assets Trust LP	3.375%	2/1/31	4,397	4,134
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	1,848	1,836
	American Campus Communities Operating Partnership LP	2.250%	1/15/29	2,990	2,729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	4,081	3,831
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	6,125	6,171
	American Homes 4 Rent LP	4.250%	2/15/28	3,945	4,007
	American Homes 4 Rent LP	4.900%	2/15/29	2,590	2,760
	American Homes 4 Rent LP	2.375%	7/15/31	3,103	2,745
	American Tower Corp.	3.550%	7/15/27	4,797	4,763
	American Tower Corp.	3.600%	1/15/28	7,470	7,394
	American Tower Corp.	1.500%	1/31/28	3,254	2,877
	American Tower Corp.	3.950%	3/15/29	5,259	5,284
	American Tower Corp.	3.800%	8/15/29	14,192	14,143
	American Tower Corp.	2.900%	1/15/30	8,956	8,345
	American Tower Corp.	1.875%	10/15/30	6,442	5,491
	American Tower Corp.	2.700%	4/15/31	6,888	6,244
	American Tower Corp.	2.300%	9/15/31	4,787	4,178
[4]	American Tower Corp.	4.050%	3/15/32	4,800	4,814
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	4,060	4,062
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	1,985	1,965
	AvalonBay Communities Inc.	1.900%	12/1/28	7,000	6,383
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	5,092	5,097
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	5,350	4,980
	AvalonBay Communities Inc.	2.050%	1/15/32	6,300	5,697
	Boston Properties LP	4.500%	12/1/28	6,441	6,801
	Boston Properties LP	3.400%	6/21/29	8,757	8,680
	Boston Properties LP	2.900%	3/15/30	1,172	1,110
	Boston Properties LP	3.250%	1/30/31	11,394	11,039
	Brandywine Operating Partnership LP	3.950%	11/15/27	3,803	3,817
	Brandywine Operating Partnership LP	4.550%	10/1/29	2,652	2,746
	Brixmor Operating Partnership LP	2.250%	4/1/28	296	271
	Brixmor Operating Partnership LP	4.125%	5/15/29	7,457	7,637
	Brixmor Operating Partnership LP	4.050%	7/1/30	6,989	7,011
	Brixmor Operating Partnership LP	2.500%	8/16/31	6,322	5,595
	Broadstone Net Lease LLC	2.600%	9/15/31	2,363	2,110
	Camden Property Trust	4.100%	10/15/28	5,203	5,421
	Camden Property Trust	3.150%	7/1/29	13,729	13,604
	Camden Property Trust	2.800%	5/15/30	4,912	4,729
	CBRE Services Inc.	2.500%	4/1/31	4,300	3,885
	Corporate Office Properties LP	2.000%	1/15/29	4,140	3,655
	Corporate Office Properties LP	2.750%	4/15/31	3,593	3,236
	Crown Castle International Corp.	3.650%	9/1/27	6,162	6,139
	Crown Castle International Corp.	3.800%	2/15/28	8,805	8,797
	Crown Castle International Corp.	4.300%	2/15/29	1,485	1,531
	Crown Castle International Corp.	3.100%	11/15/29	5,825	5,534
	Crown Castle International Corp.	3.300%	7/1/30	5,871	5,620
	Crown Castle International Corp.	2.250%	1/15/31	8,388	7,391
	Crown Castle International Corp.	2.100%	4/1/31	9,335	8,086
	Crown Castle International Corp.	2.500%	7/15/31	5,900	5,276
	CubeSmart LP	2.250%	12/15/28	3,000	2,733
	CubeSmart LP	4.375%	2/15/29	5,678	5,956
	CubeSmart LP	3.000%	2/15/30	5,504	5,274
	CubeSmart LP	2.500%	2/15/32	4,000	3,582
	CyrusOne LP	3.450%	11/15/29	6,185	6,495
	CyrusOne LP	2.150%	11/1/30	2,417	2,417
	Digital Realty Trust LP	3.700%	8/15/27	4,214	4,246
	Digital Realty Trust LP	4.450%	7/15/28	5,020	5,225
	Digital Realty Trust LP	3.600%	7/1/29	9,733	9,667
	Duke Realty LP	3.250%	6/30/26	171	170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Realty LP	3.375%	12/15/27	6,065	6,008
	Duke Realty LP	4.000%	9/15/28	3,155	3,225
	Duke Realty LP	2.875%	11/15/29	3,500	3,354
	Duke Realty LP	1.750%	7/1/30	4,764	4,154
	Duke Realty LP	2.250%	1/15/32	1,785	1,605
	EPR Properties	4.500%	6/1/27	4,340	4,298
	EPR Properties	3.750%	8/15/29	3,632	3,426
	Equinix Inc.	1.800%	7/15/27	5,302	4,834
	Equinix Inc.	1.550%	3/15/28	6,130	5,428
	Equinix Inc.	2.000%	5/15/28	2,260	2,036
	Equinix Inc.	3.200%	11/18/29	11,182	10,743
	Equinix Inc.	2.150%	7/15/30	4,785	4,202
	Equinix Inc.	2.500%	5/15/31	8,139	7,314
	ERP Operating LP	3.250%	8/1/27	1,662	1,653
	ERP Operating LP	3.500%	3/1/28	6,082	6,121
	ERP Operating LP	4.150%	12/1/28	3,943	4,086
	ERP Operating LP	3.000%	7/1/29	6,393	6,275
	ERP Operating LP	2.500%	2/15/30	3,153	2,986
	ERP Operating LP	1.850%	8/1/31	4,350	3,864
	Essential Properties LP	2.950%	7/15/31	3,055	2,683
	Essex Portfolio LP	3.625%	5/1/27	2,535	2,573
	Essex Portfolio LP	1.700%	3/1/28	3,975	3,600
	Essex Portfolio LP	4.000%	3/1/29	5,185	5,344
	Essex Portfolio LP	3.000%	1/15/30	4,188	4,030
	Essex Portfolio LP	1.650%	1/15/31	800	685
	Essex Portfolio LP	2.550%	6/15/31	715	654
	Essex Portfolio LP	2.650%	3/15/32	2,500	2,286
	Extra Space Storage LP	2.550%	6/1/31	3,936	3,550
	Extra Space Storage LP	2.350%	3/15/32	7,000	6,165
	Federal Realty Investment Trust	3.250%	7/15/27	3,123	3,068
	Federal Realty Investment Trust	3.200%	6/15/29	4,750	4,649
	Federal Realty Investment Trust	3.500%	6/1/30	5,300	5,223
	GLP Capital LP	5.750%	6/1/28	5,213	5,613
	GLP Capital LP	5.300%	1/15/29	7,098	7,463
	GLP Capital LP	4.000%	1/15/30	4,538	4,423
	GLP Capital LP	4.000%	1/15/31	4,164	4,041
	GLP Capital LP	3.250%	1/15/32	1,700	1,541
	Healthcare Realty Trust Inc.	3.625%	1/15/28	3,258	3,231
	Healthcare Realty Trust Inc.	2.400%	3/15/30	4,765	4,327
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	5,544	5,614
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	275	262
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	6,502	5,632
	Healthpeak Properties Inc.	2.125%	12/1/28	1,000	922
	Healthpeak Properties Inc.	3.500%	7/15/29	5,997	5,991
	Healthpeak Properties Inc.	3.000%	1/15/30	8,173	7,856
	Healthpeak Properties Inc.	2.875%	1/15/31	5,945	5,636
	Highwoods Realty LP	4.125%	3/15/28	4,200	4,264
	Highwoods Realty LP	4.200%	4/15/29	4,316	4,398
	Highwoods Realty LP	3.050%	2/15/30	3,145	2,977
	Highwoods Realty LP	2.600%	2/1/31	2,697	2,443
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	6,749	6,436
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	3,738	3,561
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	1,530	1,370
	Hudson Pacific Properties LP	3.950%	11/1/27	3,916	3,942
	Hudson Pacific Properties LP	4.650%	4/1/29	4,648	4,863
	Hudson Pacific Properties LP	3.250%	1/15/30	3,371	3,226
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	10,000	8,553
	Kilroy Realty LP	4.750%	12/15/28	2,183	2,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kilroy Realty LP	4.250%	8/15/29	3,397	3,488
Kilroy Realty LP	3.050%	2/15/30	4,197	3,938
Kimco Realty Corp.	3.800%	4/1/27	2,750	2,782
Kimco Realty Corp.	1.900%	3/1/28	4,400	3,990
Kimco Realty Corp.	2.700%	10/1/30	3,200	2,998
Kimco Realty Corp.	2.250%	12/1/31	575	514
Kite Realty Group Trust	4.750%	9/15/30	2,011	2,082
Life Storage LP	3.875%	12/15/27	2,945	2,981
Life Storage LP	4.000%	6/15/29	4,550	4,604
Life Storage LP	2.200%	10/15/30	3,100	2,739
Life Storage LP	2.400%	10/15/31	5,000	4,415
LXP Industrial Trust	2.700%	9/15/30	1,575	1,454
LXP Industrial Trust	2.375%	10/1/31	3,754	3,334
Mid-America Apartments LP	3.600%	6/1/27	7,768	7,820
Mid-America Apartments LP	4.200%	6/15/28	4,225	4,370
Mid-America Apartments LP	3.950%	3/15/29	4,510	4,642
Mid-America Apartments LP	2.750%	3/15/30	1,317	1,252
National Health Investors Inc.	3.000%	2/1/31	4,467	3,891
National Retail Properties Inc.	4.300%	10/15/28	5,025	5,149
National Retail Properties Inc.	2.500%	4/15/30	6,000	5,522
Office Properties Income Trust	2.650%	6/15/26	96	88
Office Properties Income Trust	3.450%	10/15/31	3,330	2,870
Omega Healthcare Investors Inc.	4.500%	4/1/27	4,271	4,358
Omega Healthcare Investors Inc.	4.750%	1/15/28	4,445	4,507
Omega Healthcare Investors Inc.	3.625%	10/1/29	5,139	4,853
Omega Healthcare Investors Inc.	3.375%	2/1/31	6,125	5,606
Physicians Realty LP	3.950%	1/15/28	3,727	3,768
Physicians Realty LP	2.625%	11/1/31	4,129	3,724
Piedmont Operating Partnership LP	3.150%	8/15/30	2,800	2,624
Prologis LP	2.125%	4/15/27	5,698	5,403
Prologis LP	3.875%	9/15/28	5,041	5,181
Prologis LP	4.375%	2/1/29	2,524	2,687
Prologis LP	2.250%	4/15/30	11,566	10,741
Prologis LP	1.250%	10/15/30	4,800	4,088
Public Storage	3.094%	9/15/27	5,775	5,774
Public Storage	1.850%	5/1/28	1,050	970
Public Storage	1.950%	11/9/28	5,077	4,689
Public Storage	3.385%	5/1/29	4,925	4,989
Public Storage	2.250%	11/9/31	9,985	9,134
Rayonier LP	2.750%	5/17/31	4,000	3,662
Realty Income Corp.	3.950%	8/15/27	4,239	4,359
Realty Income Corp.	3.400%	1/15/28	5,745	5,734
Realty Income Corp.	3.650%	1/15/28	4,185	4,250
Realty Income Corp.	2.200%	6/15/28	1,050	975
Realty Income Corp.	3.250%	6/15/29	3,965	3,936
Realty Income Corp.	3.100%	12/15/29	5,725	5,584
Realty Income Corp.	3.250%	1/15/31	10,812	10,633
Regency Centers LP	4.125%	3/15/28	3,049	3,153
Regency Centers LP	2.950%	9/15/29	3,700	3,529
Regency Centers LP	3.700%	6/15/30	4,420	4,422
Rexford Industrial Realty LP	2.150%	9/1/31	2,900	2,508
Sabra Health Care LP	3.900%	10/15/29	5,491	5,289
Sabra Health Care LP	3.200%	12/1/31	1,608	1,437
Safehold Operating Partnership LP	2.800%	6/15/31	5,000	4,418
Simon Property Group LP	3.375%	6/15/27	5,131	5,140
Simon Property Group LP	3.375%	12/1/27	8,060	8,021
Simon Property Group LP	1.750%	2/1/28	4,375	3,986
Simon Property Group LP	2.450%	9/13/29	10,663	9,948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	2.650%	7/15/30	6,050	5,705
	Simon Property Group LP	2.200%	2/1/31	5,000	4,508
	Simon Property Group LP	2.250%	1/15/32	8,307	7,427
	SITE Centers Corp.	4.700%	6/1/27	4,950	5,126
	Spirit Realty LP	3.200%	1/15/27	21	21
	Spirit Realty LP	2.100%	3/15/28	6,473	5,875
	Spirit Realty LP	4.000%	7/15/29	5,755	5,819
	Spirit Realty LP	3.400%	1/15/30	2,530	2,439
	Spirit Realty LP	3.200%	2/15/31	1,200	1,141
	STORE Capital Corp.	4.500%	3/15/28	3,425	3,527
	STORE Capital Corp.	4.625%	3/15/29	2,877	2,988
	STORE Capital Corp.	2.750%	11/18/30	3,200	2,904
	Sun Communities Operating LP	2.300%	11/1/28	3,000	2,725
	Sun Communities Operating LP	2.700%	7/15/31	6,645	5,995
	Tanger Properties LP	3.875%	7/15/27	2,476	2,468
	Tanger Properties LP	2.750%	9/1/31	3,156	2,743
[1]	UDR Inc.	3.500%	7/1/27	1,560	1,567
[1]	UDR Inc.	3.500%	1/15/28	2,283	2,277
[1]	UDR Inc.	4.400%	1/26/29	3,993	4,181
[1]	UDR Inc.	3.200%	1/15/30	3,548	3,450
	Ventas Realty LP	3.850%	4/1/27	545	556
	Ventas Realty LP	4.000%	3/1/28	6,090	6,199
	Ventas Realty LP	4.400%	1/15/29	4,660	4,891
	Ventas Realty LP	3.000%	1/15/30	3,786	3,622
	Ventas Realty LP	4.750%	11/15/30	4,592	4,922
	Vornado Realty LP	2.150%	6/1/26	102	96
	Vornado Realty LP	3.400%	6/1/31	1,635	1,531
	Welltower Inc.	4.250%	4/15/28	6,148	6,375
	Welltower Inc.	4.125%	3/15/29	6,329	6,541
	Welltower Inc.	3.100%	1/15/30	7,221	6,968
	Welltower Inc.	2.750%	1/15/31	10,000	9,370
	Welltower Inc.	2.750%	1/15/32	5,500	5,069
	Weyerhaeuser Co.	4.000%	11/15/29	5,989	6,159
	Weyerhaeuser Co.	4.000%	4/15/30	9,164	9,442
	WP Carey Inc.	3.850%	7/15/29	4,400	4,451
	WP Carey Inc.	2.400%	2/1/31	4,693	4,230
					981,749
Technology (3.5%)
	Adobe Inc.	2.300%	2/1/30	11,970	11,312
	Advanced Micro Devices Inc.	2.375%	6/1/30	6,811	6,328
	Amdocs Ltd.	2.538%	6/15/30	6,125	5,573
	Analog Devices Inc.	1.700%	10/1/28	6,475	5,949
	Analog Devices Inc.	2.100%	10/1/31	8,450	7,782
	Apple Inc.	3.200%	5/11/27	14,647	14,895
	Apple Inc.	3.000%	6/20/27	6,012	6,078
	Apple Inc.	2.900%	9/12/27	15,415	15,446
	Apple Inc.	3.000%	11/13/27	4,059	4,087
	Apple Inc.	1.200%	2/8/28	19,773	17,967
	Apple Inc.	1.400%	8/5/28	19,500	17,798
	Apple Inc.	2.200%	9/11/29	9,760	9,301
	Apple Inc.	1.650%	5/11/30	13,190	11,957
	Apple Inc.	1.250%	8/20/30	13,171	11,503
	Apple Inc.	1.650%	2/8/31	22,198	19,964
	Apple Inc.	1.700%	8/5/31	8,108	7,272
	Applied Materials Inc.	3.300%	4/1/27	8,614	8,740
	Applied Materials Inc.	1.750%	6/1/30	5,197	4,715
	Arrow Electronics Inc.	3.875%	1/12/28	4,375	4,417
	Autodesk Inc.	3.500%	6/15/27	4,360	4,384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Autodesk Inc.	2.850%	1/15/30	3,775	3,558
	Autodesk Inc.	2.400%	12/15/31	9,050	8,129
	Automatic Data Processing Inc.	1.700%	5/15/28	8,587	7,984
	Automatic Data Processing Inc.	1.250%	9/1/30	8,199	7,129
	Avnet Inc.	3.000%	5/15/31	924	849
	Block Financial LLC	2.500%	7/15/28	3,000	2,748
	Block Financial LLC	3.875%	8/15/30	7,380	7,228
	Broadcom Corp.	3.500%	1/15/28	1,635	1,607
[3]	Broadcom Inc.	1.950%	2/15/28	4,598	4,140
	Broadcom Inc.	4.110%	9/15/28	14,363	14,572
	Broadcom Inc.	4.750%	4/15/29	16,225	17,029
	Broadcom Inc.	5.000%	4/15/30	9,475	10,103
	Broadcom Inc.	4.150%	11/15/30	19,101	19,350
[3]	Broadcom Inc.	2.450%	2/15/31	23,071	20,513
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	3,461	3,278
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	8,241	7,464
	CDW LLC	4.250%	4/1/28	2,979	2,926
	CDW LLC	3.250%	2/15/29	3,631	3,331
[3]	CGI Inc.	2.300%	9/14/31	3,400	2,976
	Cintas Corp. No. 2	3.700%	4/1/27	13,670	14,004
	Citrix Systems Inc.	4.500%	12/1/27	7,680	7,878
	Citrix Systems Inc.	3.300%	3/1/30	5,220	5,171
	Dell Inc.	7.100%	4/15/28	500	568
	Dell International LLC	6.100%	7/15/27	3,625	4,013
	Dell International LLC	5.300%	10/1/29	20,398	22,219
	Dell International LLC	6.200%	7/15/30	5,511	6,316
	DXC Technology Co.	2.375%	9/15/28	6,712	6,069
	Equifax Inc.	3.100%	5/15/30	9,043	8,628
	Equifax Inc.	2.350%	9/15/31	9,140	8,174
	Fidelity National Information Services Inc.	1.650%	3/1/28	6,722	6,022
	Fidelity National Information Services Inc.	3.750%	5/21/29	4,575	4,577
	Fidelity National Information Services Inc.	2.250%	3/1/31	8,068	7,132
	Fiserv Inc.	2.250%	6/1/27	9,303	8,806
	Fiserv Inc.	4.200%	10/1/28	8,850	9,121
	Fiserv Inc.	3.500%	7/1/29	25,423	25,018
	Fiserv Inc.	2.650%	6/1/30	8,180	7,553
	Flex Ltd.	4.875%	6/15/29	4,986	5,217
	Flex Ltd.	4.875%	5/12/30	6,600	6,854
	Fortinet Inc.	2.200%	3/15/31	5,000	4,429
	Global Payments Inc.	4.450%	6/1/28	4,440	4,574
	Global Payments Inc.	3.200%	8/15/29	11,636	11,064
	Global Payments Inc.	2.900%	5/15/30	9,086	8,408
	Global Payments Inc.	2.900%	11/15/31	5,000	4,565
[3]	GXO Logistics Inc.	2.650%	7/15/31	4,250	3,691
	HP Inc.	3.000%	6/17/27	8,053	7,847
	HP Inc.	4.000%	4/15/29	7,000	6,976
	HP Inc.	3.400%	6/17/30	7,103	6,835
	HP Inc.	2.650%	6/17/31	8,475	7,620
	Hubbell Inc.	3.150%	8/15/27	2,200	2,181
	Hubbell Inc.	3.500%	2/15/28	4,150	4,146
	Hubbell Inc.	2.300%	3/15/31	2,060	1,875
	Intel Corp.	3.150%	5/11/27	4,095	4,132
	Intel Corp.	1.600%	8/12/28	7,400	6,768
	Intel Corp.	2.450%	11/15/29	17,358	16,564
	Intel Corp.	3.900%	3/25/30	7,815	8,216
	Intel Corp.	2.000%	8/12/31	11,427	10,374
	International Business Machines Corp.	1.700%	5/15/27	11,357	10,634
	International Business Machines Corp.	6.220%	8/1/27	3,220	3,684

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	3.500%	5/15/29	23,853	24,326
	International Business Machines Corp.	1.950%	5/15/30	11,675	10,623
	International Business Machines Corp.	2.720%	2/9/32	1,500	1,424
	Intuit Inc.	1.350%	7/15/27	4,550	4,151
	Intuit Inc.	1.650%	7/15/30	4,200	3,704
	Jabil Inc.	3.950%	1/12/28	5,835	5,849
	Jabil Inc.	3.600%	1/15/30	4,700	4,553
	Jabil Inc.	3.000%	1/15/31	4,000	3,673
	Juniper Networks Inc.	3.750%	8/15/29	4,352	4,352
	Juniper Networks Inc.	2.000%	12/10/30	3,464	3,002
	KLA Corp.	4.100%	3/15/29	6,366	6,680
[3]	Kyndryl Holdings Inc.	2.700%	10/15/28	3,588	3,119
[3]	Kyndryl Holdings Inc.	3.150%	10/15/31	5,014	4,234
	Lam Research Corp.	4.000%	3/15/29	8,225	8,623
	Lam Research Corp.	1.900%	6/15/30	6,370	5,777
	Leidos Inc.	4.375%	5/15/30	3,940	4,019
	Leidos Inc.	2.300%	2/15/31	8,800	7,631
	Marvell Technology Inc.	2.450%	4/15/28	4,387	4,046
[1]	Marvell Technology Inc.	4.875%	6/22/28	6,171	6,474
	Marvell Technology Inc.	2.950%	4/15/31	2,975	2,745
	Maxim Integrated Products Inc.	3.450%	6/15/27	3,913	3,902
	Micron Technology Inc.	5.327%	2/6/29	5,625	6,115
	Micron Technology Inc.	4.663%	2/15/30	5,877	6,183
	Moody's Corp.	3.250%	1/15/28	2,074	2,076
	Moody's Corp.	4.250%	2/1/29	1,100	1,154
	Moody's Corp.	2.000%	8/19/31	5,300	4,711
	Motorola Solutions Inc.	4.600%	2/23/28	9,088	9,405
	Motorola Solutions Inc.	4.600%	5/23/29	4,047	4,216
	Motorola Solutions Inc.	2.300%	11/15/30	7,006	6,143
	Motorola Solutions Inc.	2.750%	5/24/31	3,477	3,156
	NetApp Inc.	2.375%	6/22/27	5,225	4,976
	NetApp Inc.	2.700%	6/22/30	6,100	5,638
	NVIDIA Corp.	1.550%	6/15/28	10,335	9,494
	NVIDIA Corp.	2.850%	4/1/30	7,123	7,011
	NVIDIA Corp.	2.000%	6/15/31	8,467	7,741
[3]	NXP BV	3.150%	5/1/27	4,964	4,813
[3]	NXP BV	5.550%	12/1/28	5,330	5,838
[3]	NXP BV	4.300%	6/18/29	8,363	8,645
[3]	NXP BV	3.400%	5/1/30	7,356	7,159
[3]	NXP BV	2.500%	5/11/31	8,105	7,318
[3]	NXP BV	2.650%	2/15/32	7,800	7,036
	Oracle Corp.	2.800%	4/1/27	15,787	15,128
	Oracle Corp.	3.250%	11/15/27	14,891	14,491
	Oracle Corp.	2.300%	3/25/28	16,092	14,735
	Oracle Corp.	2.950%	4/1/30	25,830	23,905
	Oracle Corp.	3.250%	5/15/30	4,542	4,290
	Oracle Corp.	2.875%	3/25/31	26,675	24,343
	PayPal Holdings Inc.	2.850%	10/1/29	8,994	8,800
	PayPal Holdings Inc.	2.300%	6/1/30	9,987	9,306
	Qorvo Inc.	4.375%	10/15/29	7,000	7,011
	QUALCOMM Inc.	3.250%	5/20/27	16,540	16,777
	QUALCOMM Inc.	1.300%	5/20/28	7,400	6,688
	QUALCOMM Inc.	2.150%	5/20/30	7,075	6,583
	Quanta Services Inc.	2.900%	10/1/30	2,200	2,039
	Quanta Services Inc.	2.350%	1/15/32	1,020	887
	RELX Capital Inc.	4.000%	3/18/29	7,050	7,257
	RELX Capital Inc.	3.000%	5/22/30	4,550	4,339
	Roper Technologies Inc.	1.400%	9/15/27	8,956	8,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roper Technologies Inc.	4.200%	9/15/28	4,241	4,405
	Roper Technologies Inc.	2.950%	9/15/29	6,265	6,041
	Roper Technologies Inc.	2.000%	6/30/30	6,236	5,555
	Roper Technologies Inc.	1.750%	2/15/31	5,877	5,082
[3]	S&P Global Inc.	4.750%	8/1/28	5,500	5,908
[3]	S&P Global Inc.	2.700%	3/1/29	5,000	4,846
[3]	S&P Global Inc.	4.250%	5/1/29	5,609	5,902
	S&P Global Inc.	2.500%	12/1/29	3,787	3,600
	S&P Global Inc.	1.250%	8/15/30	4,800	4,144
[3]	S&P Global Inc.	2.900%	3/1/32	11,000	10,662
	Salesforce Inc.	3.700%	4/11/28	7,717	7,982
	Salesforce Inc.	1.500%	7/15/28	8,070	7,415
	Salesforce Inc.	1.950%	7/15/31	13,168	12,028
	ServiceNow Inc.	1.400%	9/1/30	12,822	10,896
	Skyworks Solutions Inc.	3.000%	6/1/31	4,408	3,929
[3]	TD SYNNEX Corp.	2.375%	8/9/28	4,642	4,176
	Teledyne FLIR LLC	2.500%	8/1/30	5,641	5,130
	Texas Instruments Inc.	2.900%	11/3/27	5,017	5,025
	Texas Instruments Inc.	2.250%	9/4/29	6,361	6,064
	Texas Instruments Inc.	1.750%	5/4/30	6,811	6,217
	Texas Instruments Inc.	1.900%	9/15/31	4,300	3,910
	TSMC Arizona Corp.	2.500%	10/25/31	10,150	9,372
	Verisk Analytics Inc.	4.125%	3/15/29	4,587	4,740
	VMware Inc.	4.650%	5/15/27	4,995	5,240
	VMware Inc.	3.900%	8/21/27	8,643	8,768
	VMware Inc.	1.800%	8/15/28	6,950	6,194
	VMware Inc.	4.700%	5/15/30	6,929	7,323
	VMware Inc.	2.200%	8/15/31	13,065	11,491
	Western Digital Corp.	2.850%	2/1/29	3,901	3,576
[4]	Workday Inc.	3.500%	4/1/27	3,000	3,006
[4]	Workday Inc.	3.700%	4/1/29	3,000	3,005
					1,246,371
Utilities (2.9%)
	AEP Texas Inc.	3.950%	6/1/28	9,515	9,694
[1]	AEP Texas Inc.	2.100%	7/1/30	4,155	3,706
	AES Corp.	2.450%	1/15/31	8,583	7,695
[1]	Alabama Power Co.	1.450%	9/15/30	3,884	3,365
	Alabama Power Co.	3.050%	3/15/32	5,000	4,862
	Ameren Corp.	1.750%	3/15/28	4,237	3,825
	Ameren Corp.	3.500%	1/15/31	4,394	4,343
	Ameren Illinois Co.	3.800%	5/15/28	4,025	4,141
	Ameren Illinois Co.	1.550%	11/15/30	2,100	1,833
	American Electric Power Co. Inc.	3.200%	11/13/27	3,853	3,818
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	8,744	9,046
	American Water Capital Corp.	2.950%	9/1/27	5,854	5,803
	American Water Capital Corp.	3.750%	9/1/28	4,502	4,584
	American Water Capital Corp.	3.450%	6/1/29	3,860	3,877
	American Water Capital Corp.	2.800%	5/1/30	4,960	4,737
	American Water Capital Corp.	2.300%	6/1/31	2,050	1,878
[1]	Appalachian Power Co.	3.300%	6/1/27	769	770
[1]	Appalachian Power Co.	2.700%	4/1/31	5,120	4,767
	Arizona Public Service Co.	2.950%	9/15/27	2,725	2,663
	Arizona Public Service Co.	2.600%	8/15/29	3,200	2,998
	Atlantic City Electric Co.	2.300%	3/15/31	3,910	3,616
	Atmos Energy Corp.	3.000%	6/15/27	5,390	5,354
	Atmos Energy Corp.	2.625%	9/15/29	4,035	3,851
	Atmos Energy Corp.	1.500%	1/15/31	2,875	2,478
	Avangrid Inc.	3.800%	6/1/29	4,536	4,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore Gas & Electric Co.	2.250%	6/15/31	3,374	3,080
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	7,748	7,743
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	8,600	8,847
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	4,560	3,985
	Black Hills Corp.	3.050%	10/15/29	3,630	3,470
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	3,553	3,303
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,000	1,955
	CenterPoint Energy Inc.	4.250%	11/1/28	1,539	1,583
	CenterPoint Energy Inc.	2.950%	3/1/30	3,230	3,083
	CenterPoint Energy Inc.	2.650%	6/1/31	1,850	1,714
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,635	1,666
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	6,267	5,495
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	955
	CMS Energy Corp.	3.450%	8/15/27	5,095	5,132
[1]	CMS Energy Corp.	4.750%	6/1/50	6,527	6,437
	CMS Energy Corp.	3.750%	12/1/50	2,612	2,303
[1]	Commonwealth Edison Co.	2.950%	8/15/27	3,959	3,908
	Commonwealth Edison Co.	3.700%	8/15/28	4,430	4,519
	Commonwealth Edison Co.	2.200%	3/1/30	1,650	1,530
[1]	Commonwealth Edison Co.	3.150%	3/15/32	4,000	3,951
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	2,305	2,081
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,383	5,325
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,200	4,184
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	7,266	6,703
	Dominion Energy Inc.	4.250%	6/1/28	3,561	3,703
[1]	Dominion Energy Inc.	3.375%	4/1/30	15,395	15,165
[1]	Dominion Energy Inc.	2.250%	8/15/31	3,060	2,758
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,798	3,472
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,047	1,290
[1]	DTE Electric Co.	1.900%	4/1/28	4,418	4,113
	DTE Electric Co.	2.250%	3/1/30	4,175	3,898
[1]	DTE Electric Co.	2.625%	3/1/31	5,635	5,354
[1]	DTE Electric Co.	3.000%	3/1/32	4,000	3,903
[1]	DTE Energy Co.	3.400%	6/15/29	6,004	5,891
	Duke Energy Carolinas LLC	3.950%	11/15/28	5,093	5,302
	Duke Energy Carolinas LLC	2.450%	8/15/29	4,300	4,077
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,090	6,698
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,521	7,106
	Duke Energy Carolinas LLC	2.850%	3/15/32	4,000	3,863
	Duke Energy Corp.	3.150%	8/15/27	5,721	5,664
	Duke Energy Corp.	3.400%	6/15/29	9,179	9,106
	Duke Energy Corp.	2.450%	6/1/30	7,867	7,236
	Duke Energy Corp.	2.550%	6/15/31	11,101	10,178
	Duke Energy Florida LLC	3.800%	7/15/28	4,332	4,447
	Duke Energy Florida LLC	2.500%	12/1/29	2,433	2,313
	Duke Energy Florida LLC	1.750%	6/15/30	1,743	1,549
	Duke Energy Florida LLC	2.400%	12/15/31	2,650	2,448
	Duke Energy Ohio Inc.	3.650%	2/1/29	5,835	5,940
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,701	2,448
	Duke Energy Progress LLC	3.700%	9/1/28	3,671	3,755
	Duke Energy Progress LLC	3.450%	3/15/29	6,413	6,466
	Duke Energy Progress LLC	2.000%	8/15/31	3,992	3,582
[3]	East Ohio Gas Co.	2.000%	6/15/30	3,000	2,675
	Edison International	5.750%	6/15/27	3,688	3,957
	Edison International	4.125%	3/15/28	4,490	4,465
	Enel Chile SA	4.875%	6/12/28	5,334	5,519
	Entergy Corp.	1.900%	6/15/28	7,332	6,643
	Entergy Corp.	2.800%	6/15/30	4,288	4,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Corp.	2.400%	6/15/31	7,824	7,029
	Entergy Louisiana LLC	3.120%	9/1/27	5,421	5,351
	Entergy Louisiana LLC	3.250%	4/1/28	5,783	5,728
	Entergy Mississippi LLC	2.850%	6/1/28	2,185	2,107
	Entergy Texas Inc.	4.000%	3/30/29	7,207	7,463
	Entergy Texas Inc.	1.750%	3/15/31	2,840	2,479
	Essential Utilities Inc.	3.566%	5/1/29	3,485	3,482
	Essential Utilities Inc.	2.704%	4/15/30	4,275	4,004
	Evergy Inc.	2.900%	9/15/29	4,093	3,912
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,737	4,723
[1]	Evergy Metro Inc.	2.250%	6/1/30	5,881	5,398
[1]	Eversource Energy	3.300%	1/15/28	4,075	4,012
[1]	Eversource Energy	4.250%	4/1/29	5,280	5,486
[1]	Eversource Energy	1.650%	8/15/30	4,260	3,669
	Eversource Energy	2.550%	3/15/31	2,935	2,699
	Exelon Corp.	4.050%	4/15/30	12,735	13,147
[3]	Exelon Corp.	3.350%	3/15/32	2,000	1,951
	Florida Power & Light Co.	2.450%	2/3/32	6,000	5,648
[1]	Georgia Power Co.	2.650%	9/15/29	6,186	5,845
[1]	Gulf Power Co.	3.300%	5/30/27	3,273	3,283
	Indiana Michigan Power Co.	3.850%	5/15/28	3,500	3,563
	Interstate Power & Light Co.	4.100%	9/26/28	8,831	9,100
	Interstate Power & Light Co.	3.600%	4/1/29	900	903
	Interstate Power & Light Co.	2.300%	6/1/30	3,405	3,113
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,741	3,745
	ITC Holdings Corp.	3.350%	11/15/27	6,500	6,499
	MidAmerican Energy Co.	3.650%	4/15/29	4,473	4,611
	MidAmerican Energy Co.	6.750%	12/30/31	975	1,231
	Mississippi Power Co.	3.950%	3/30/28	3,000	3,053
	National Fuel Gas Co.	3.950%	9/15/27	2,150	2,129
	National Fuel Gas Co.	4.750%	9/1/28	3,690	3,728
	National Fuel Gas Co.	2.950%	3/1/31	1,910	1,737
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,405	5,348
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	7,239	7,231
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,448	3,535
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,110	6,245
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,318	4,038
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	3,485	2,937
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	1,216	1,043
[1]	Nevada Power Co.	3.700%	5/1/29	5,445	5,604
[1]	Nevada Power Co.	2.400%	5/1/30	3,588	3,369
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	5,504	5,562
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	9,324	8,591
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	5,666	5,697
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	6,510	6,219
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	22,190	20,333
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	6,425	6,299
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,625	3,738
	NiSource Inc.	3.490%	5/15/27	8,150	8,131
	NiSource Inc.	2.950%	9/1/29	6,469	6,161
	NiSource Inc.	3.600%	5/1/30	4,309	4,276
	NiSource Inc.	1.700%	2/15/31	6,298	5,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern States Power Co.	2.250%	4/1/31	2,230	2,066
	NSTAR Electric Co.	3.200%	5/15/27	4,824	4,839
	NSTAR Electric Co.	3.250%	5/15/29	2,040	2,038
	NSTAR Electric Co.	3.950%	4/1/30	5,213	5,422
[1]	Ohio Power Co.	2.600%	4/1/30	1,060	1,002
[1]	Ohio Power Co.	1.625%	1/15/31	6,413	5,494
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,625	3,678
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,257	4,200
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	9,004	9,244
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,850	3,710
[3]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	1,600	1,542
	ONE Gas Inc.	2.000%	5/15/30	2,675	2,392
	Pacific Gas & Electric Co.	3.300%	12/1/27	16,581	15,678
	Pacific Gas & Electric Co.	3.000%	6/15/28	3,025	2,817
	Pacific Gas & Electric Co.	3.750%	7/1/28	13,711	13,197
	Pacific Gas & Electric Co.	4.550%	7/1/30	30,252	30,017
	Pacific Gas & Electric Co.	2.500%	2/1/31	17,085	14,701
	Pacific Gas & Electric Co.	3.250%	6/1/31	2,902	2,624
	PacifiCorp	3.500%	6/15/29	3,666	3,712
	PacifiCorp	2.700%	9/15/30	4,676	4,475
	PacifiCorp	7.700%	11/15/31	1,735	2,303
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	3,491	3,497
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,825	3,499
	Progress Energy Inc.	7.000%	10/30/31	4,700	5,846
	Public Service Co. of Colorado	3.700%	6/15/28	2,725	2,793
[1]	Public Service Co. of Colorado	1.900%	1/15/31	3,200	2,866
[1]	Public Service Electric & Gas Co.	2.250%	9/15/26	4,339	4,185
[1]	Public Service Electric & Gas Co.	3.000%	5/15/27	2,482	2,466
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	3,537	3,614
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,700	2,740
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	2,675	2,677
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,394	2,275
[1]	Public Service Electric & Gas Co.	3.100%	3/15/32	4,000	3,957
	Public Service Enterprise Group Inc.	1.600%	8/15/30	12,450	10,685
	Puget Energy Inc.	2.379%	6/15/28	2,205	2,021
	Puget Energy Inc.	4.100%	6/15/30	5,801	5,806
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	5,950	5,243
[1]	San Diego Gas & Electric Co.	3.000%	3/15/32	4,000	3,874
	Sempra Energy	3.250%	6/15/27	7,263	7,175
	Sempra Energy	3.400%	2/1/28	9,975	9,944
	Sempra Energy	4.125%	4/1/52	4,925	4,586
[1]	Southern California Edison Co.	3.650%	3/1/28	5,050	5,068
[1]	Southern California Edison Co.	4.200%	3/1/29	5,141	5,321
	Southern California Edison Co.	6.650%	4/1/29	4,425	5,038
	Southern California Edison Co.	2.850%	8/1/29	3,665	3,502
	Southern California Edison Co.	2.250%	6/1/30	3,500	3,160
[1]	Southern California Edison Co.	2.500%	6/1/31	2,000	1,821
	Southern California Edison Co.	2.750%	2/1/32	2,600	2,407
	Southern California Gas Co.	2.950%	4/15/27	2,000	1,973
[1]	Southern California Gas Co.	2.550%	2/1/30	4,150	3,898
[1]	Southern Co.	1.750%	3/15/28	3,570	3,216
[1]	Southern Co.	3.700%	4/30/30	8,175	8,232
[1]	Southern Co.	3.750%	9/15/51	2,379	2,192
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	6,894	5,916
	Southwest Gas Corp.	3.700%	4/1/28	2,570	2,559
	Southwest Gas Corp.	2.200%	6/15/30	4,000	3,526
	Southwest Gas Corp.	4.050%	3/15/32	4,000	3,987
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	4,214	4,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa Electric Co.	2.400%	3/15/31	2,679	2,467
	Tucson Electric Power Co.	1.500%	8/1/30	2,813	2,409
	Tucson Electric Power Co.	3.250%	5/15/32	2,500	2,442
	Union Electric Co.	2.950%	6/15/27	5,037	4,981
	Union Electric Co.	3.500%	3/15/29	4,237	4,308
	Union Electric Co.	2.950%	3/15/30	3,450	3,387
	Union Electric Co.	2.150%	3/15/32	4,000	3,641
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	400	406
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	6,206	6,356
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	5,725	5,579
	Virginia Electric & Power Co.	2.300%	11/15/31	2,051	1,884
	Virginia Electric & Power Co.	2.400%	3/30/32	5,000	4,618
	WEC Energy Group Inc.	1.375%	10/15/27	4,000	3,596
	WEC Energy Group Inc.	2.200%	12/15/28	3,000	2,751
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	5,193
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,269
	Wisconsin Power & Light Co.	3.050%	10/15/27	3,097	3,070
	Xcel Energy Inc.	4.000%	6/15/28	6,619	6,740
	Xcel Energy Inc.	2.600%	12/1/29	9,480	8,954
	Xcel Energy Inc.	3.400%	6/1/30	7,785	7,777
	Xcel Energy Inc.	2.350%	11/15/31	3,478	3,164
					1,007,808
Total Corporate Bonds (Cost $14,578,065)					13,700,935
Sovereign Bonds (4.4%)
[1]	Asian Development Bank	2.625%	1/12/27	4,921	4,942
[1]	Asian Development Bank	2.375%	8/10/27	2,895	2,866
	Asian Development Bank	6.220%	8/15/27	175	204
[1]	Asian Development Bank	2.500%	11/2/27	23,931	23,840
[1]	Asian Development Bank	2.750%	1/19/28	7,752	7,818
[1]	Asian Development Bank	1.250%	6/9/28	12,130	11,207
	Asian Development Bank	5.820%	6/16/28	4,833	5,694
[1]	Asian Development Bank	3.125%	9/26/28	8,610	8,938
[1]	Asian Development Bank	1.750%	9/19/29	21,445	20,318
[1]	Asian Development Bank	1.875%	1/24/30	18,094	17,271
[1]	Asian Development Bank	0.750%	10/8/30	2,580	2,247
[1]	Asian Development Bank	1.500%	3/4/31	5,748	5,310
	Equinor ASA	3.250%	11/10/24	6	6
	Equinor ASA	3.000%	4/6/27	4,684	4,666
	Equinor ASA	7.250%	9/23/27	6,955	8,352
	Equinor ASA	3.625%	9/10/28	5,400	5,500
	Equinor ASA	3.125%	4/6/30	8,984	8,952
	Equinor ASA	2.375%	5/22/30	12,518	11,820
	European Investment Bank	2.375%	5/24/27	19,596	19,445
	European Investment Bank	0.625%	10/21/27	13,245	11,921
	European Investment Bank	1.625%	10/9/29	17,210	16,219
	European Investment Bank	0.875%	5/17/30	16,050	14,137
	European Investment Bank	0.750%	9/23/30	6,805	5,947
	European Investment Bank	1.250%	2/14/31	32,380	29,328
	European Investment Bank	1.625%	5/13/31	200	187
	Export-Import Bank of Korea	2.375%	4/21/27	3,800	3,694
	Export-Import Bank of Korea	1.250%	9/21/30	8,450	7,395
	Export-Import Bank of Korea	1.375%	2/9/31	2,500	2,191
	Export-Import Bank of Korea	2.125%	1/18/32	5,150	4,707
[1]	Hong Kong Government International Bond	1.750%	11/24/31	3,700	3,406
[1]	Hydro-Quebec	8.500%	12/1/29	1,400	1,925
[1]	Hydro-Quebec	9.375%	4/15/30	2,172	3,156
[1]	Inter-American Development Bank	2.000%	6/2/26	663	647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Development Bank	2.375%	7/7/27	24,692	24,466
	Inter-American Development Bank	0.625%	9/16/27	16,601	14,960
	Inter-American Development Bank	1.125%	7/20/28	10,908	10,021
	Inter-American Development Bank	3.125%	9/18/28	20,525	21,247
	Inter-American Development Bank	2.250%	6/18/29	26,545	26,052
[1]	Inter-American Development Bank	1.125%	1/13/31	42,010	37,686
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,221
	International Bank for Reconstruction & Development	0.875%	7/15/26	307	287
[1]	International Bank for Reconstruction & Development	2.500%	11/22/27	22,145	22,053
	International Bank for Reconstruction & Development	0.750%	11/24/27	59,031	53,460
[1]	International Bank for Reconstruction & Development	1.375%	4/20/28	12,425	11,586
	International Bank for Reconstruction & Development	1.125%	9/13/28	40,505	37,138
[1]	International Bank for Reconstruction & Development	1.750%	10/23/29	30,200	28,608
	International Bank for Reconstruction & Development	0.875%	5/14/30	9,670	8,504
	International Bank for Reconstruction & Development	0.750%	8/26/30	16,525	14,413
	International Bank for Reconstruction & Development	1.250%	2/10/31	28,920	26,116
	International Bank for Reconstruction & Development	1.625%	11/3/31	40,645	37,591
	International Bank for Reconstruction & Development	2.500%	3/29/32	28,500	28,391
[1]	International Finance Corp.	2.125%	4/7/26	389	382
	International Finance Corp.	0.750%	8/27/30	6,215	5,429
[5]	Japan Bank for International Cooperation	2.875%	6/1/27	15,250	15,324
[5]	Japan Bank for International Cooperation	2.875%	7/21/27	9,200	9,249
[5]	Japan Bank for International Cooperation	2.750%	11/16/27	17,165	17,127
[5]	Japan Bank for International Cooperation	3.250%	7/20/28	10,575	10,935
[5]	Japan Bank for International Cooperation	3.500%	10/31/28	11,325	11,894
[5]	Japan Bank for International Cooperation	2.125%	2/16/29	6,650	6,398
[5]	Japan Bank for International Cooperation	2.000%	10/17/29	5,300	5,046
[5]	Japan Bank for International Cooperation	1.250%	1/21/31	12,000	10,719
[5]	Japan Bank for International Cooperation	1.875%	4/15/31	15,175	14,246
[5]	Japan International Cooperation Agency	2.750%	4/27/27	6,055	6,049
[5]	Japan International Cooperation Agency	3.375%	6/12/28	4,300	4,433
[5]	Japan International Cooperation Agency	1.000%	7/22/30	4,300	3,753
[5]	Japan International Cooperation Agency	1.750%	4/28/31	4,000	3,724
[6]	KFW	2.875%	4/3/28	26,352	26,790
[6]	KFW	1.750%	9/14/29	9,937	9,444
[6]	KFW	0.750%	9/30/30	12,763	11,152
	Korea Development Bank	1.375%	4/25/27	5,910	5,454
	Korea Development Bank	1.625%	1/19/31	3,500	3,113
	Korea Development Bank	2.000%	10/25/31	4,926	4,443
[1,6]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	5,965	5,926
[6]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	11,845	10,448
[1,7]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	4,777	4,403
[1]	Oriental Republic of Uruguay	4.375%	10/27/27	9,490	10,072
[1]	Oriental Republic of Uruguay	4.375%	1/23/31	18,920	20,570
	Province of Alberta	3.300%	3/15/28	10,480	10,762
	Province of Alberta	1.300%	7/22/30	22,474	20,119
	Province of British Columbia	2.250%	6/2/26	219	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of British Columbia	1.300%	1/29/31	9,730	8,708
	Province of Manitoba	2.125%	6/22/26	682	662
[1]	Province of Manitoba	1.500%	10/25/28	6,775	6,272
	Province of New Brunswick	3.625%	2/24/28	3,425	3,580
	Province of Ontario	2.300%	6/15/26	22,962	22,575
	Province of Ontario	1.050%	5/21/27	703	647
	Province of Ontario	2.000%	10/2/29	14,170	13,487
	Province of Ontario	1.125%	10/7/30	10,690	9,416
	Province of Ontario	1.600%	2/25/31	7,290	6,649
	Province of Quebec	2.500%	4/20/26	372	369
	Province of Quebec	2.750%	4/12/27	11,538	11,570
[1]	Province of Quebec	7.500%	9/15/29	3,870	5,062
	Province of Quebec	1.350%	5/28/30	37,260	33,521
	Province of Quebec	1.900%	4/21/31	4,325	4,054
[1]	Republic of Chile	3.240%	2/6/28	20,995	20,992
[1]	Republic of Chile	2.450%	1/31/31	12,730	11,916
	Republic of Indonesia	3.500%	1/11/28	16,280	16,666
	Republic of Indonesia	4.100%	4/24/28	13,295	14,067
	Republic of Indonesia	4.750%	2/11/29	9,274	10,238
	Republic of Indonesia	3.400%	9/18/29	6,100	6,234
	Republic of Indonesia	2.850%	2/14/30	11,235	11,049
	Republic of Indonesia	3.850%	10/15/30	5,925	6,233
	Republic of Indonesia	1.850%	3/12/31	600	542
[1]	Republic of Indonesia	2.150%	7/28/31	8,490	7,868
[1]	Republic of Indonesia	3.550%	3/31/32	7,400	7,598
	Republic of Italy	2.875%	10/17/29	18,300	17,297
	Republic of Korea	3.500%	9/20/28	4,475	4,643
	Republic of Korea	2.500%	6/19/29	4,835	4,797
	Republic of Korea	1.000%	9/16/30	6,200	5,435
	Republic of Korea	1.750%	10/15/31	4,875	4,503
	Republic of Panama	8.875%	9/30/27	10,497	13,403
[1]	Republic of Panama	3.875%	3/17/28	9,383	9,592
	Republic of Panama	9.375%	4/1/29	5,885	7,976
[1]	Republic of Panama	3.160%	1/23/30	14,450	14,143
	Republic of Peru	4.125%	8/25/27	7,210	7,495
[1]	Republic of Peru	2.783%	1/23/31	34,615	32,676
	Republic of Poland	3.250%	4/6/26	1,197	1,219
	Republic of the Philippines	3.000%	2/1/28	19,460	19,530
	Republic of the Philippines	3.750%	1/14/29	11,600	12,071
	Republic of the Philippines	9.500%	2/2/30	15,117	21,438
	Republic of the Philippines	2.457%	5/5/30	14,875	14,150
	Republic of the Philippines	7.750%	1/14/31	12,119	15,903
	Republic of the Philippines	1.648%	6/10/31	1,250	1,112
	Republic of the Philippines	1.950%	1/6/32	6,275	5,688
	Republic of the Philippines	6.375%	1/15/32	8,210	10,054
	State of Israel	3.250%	1/17/28	7,215	7,422
	State of Israel	2.500%	1/15/30	9,755	9,518
	State of Israel	2.750%	7/3/30	18,790	18,603
	United Mexican States	3.750%	1/11/28	20,005	20,375
	United Mexican States	4.500%	4/22/29	30,330	32,016
[1]	United Mexican States	3.250%	4/16/30	29,819	28,743
[1]	United Mexican States	2.659%	5/24/31	26,033	23,695
[1]	United Mexican States	8.300%	8/15/31	3,900	5,349
Total Sovereign Bonds (Cost $1,653,437)					1,554,496
Taxable Municipal Bonds (0.4%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,240	1,244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	1,025	971
	California GO	1.700%	2/1/28	3,400	3,165
	California GO	3.500%	4/1/28	3,600	3,698
	California GO	3.050%	4/1/29	3,450	3,430
	California GO	2.500%	10/1/29	2,850	2,731
	California GO	1.750%	11/1/30	5,000	4,456
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	145	145
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,600	8,948
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	10,954
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	50	52
	Los Angeles CA Community College District GO	1.606%	8/1/28	3,600	3,339
	Los Angeles CA Community College District GO	1.806%	8/1/30	2,750	2,488
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	3,216
	Massachusetts GO	4.500%	8/1/31	1,000	1,092
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,369
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	4.053%	7/1/26	1,095	1,140
[8]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	16,475	19,361
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,672
	New York City NY GO	5.206%	10/1/31	1,070	1,178
	Oregon GO	5.892%	6/1/27	13,750	15,257
[9]	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,611
[8]	Oregon School Boards Association GO	5.550%	6/30/28	875	947
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,505
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,225	8,049
	University of California Revenue	1.316%	5/15/27	13,500	12,392
	University of California Revenue	3.349%	7/1/29	100	101
	University of California Revenue	1.614%	5/15/30	7,125	6,286
	University of California Revenue	4.601%	5/15/31	203	217
	Utah GO	3.539%	7/1/25	748	759
[9]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,480	2,658
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,300	3,328
Total Taxable Municipal Bonds (Cost $137,379)					129,759

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[10]	Vanguard Market Liquidity Fund (Cost $203,743)	0.312%	2,037,649	203,745
Total Investments (100.0%) (Cost $37,394,569)				35,167,669
Other Assets and Liabilities—Net (0.0%)				(4,308)
Net Assets (100%)				35,163,361
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $391,032,000, representing 1.1% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2022.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Guaranteed by the Republic of Austria.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	19,578,734	—	19,578,734
Corporate Bonds	—	13,700,935	—	13,700,935
Sovereign Bonds	—	1,554,496	—	1,554,496
Taxable Municipal Bonds	—	129,759	—	129,759
Temporary Cash Investments	203,745	—	—	203,745
Total	203,745	34,963,924	—	35,167,669